UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: January 31, 2026

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: January 31, 2026

Government Fund

SEI Daily Income Trust/Institutional Class Shares - SEOXX

Fund Overview

This annual shareholder report contains important information about Government Fund Institutional Class Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Institutional Class Shares	$21	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,710,787	131	$4,436

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	19.5%
Repurchase Agreements	34.6%
U.S. Treasury Obligations	38.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Mizuho Securities	3.670%	02/02/26	8.9%
Barclays Bank	3.660%	02/02/26	7.9%
MUFG Securities Americas	3.660%	02/02/26	5.2%
Natixis S.A.	3.660%	02/02/26	3.0%
FHLB	0.000%	07/08/26	2.1%
U.S. Treasury Bills	3.792%	03/24/26	1.9%
U.S. Treasury Bills	3.703%	06/04/26	1.9%
U.S. Treasury Bills	3.763%	02/24/26	1.9%
TD Securities	3.670%	02/02/26	1.9%
U.S. Treasury Notes, USBMMY3M + 0.159%	3.792%	07/31/27	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Government Fund

SEI Daily Income Trust/Institutional Class Shares - SEOXX

Annual Shareholder Report: January 31, 2026

SEOXX-AR-2026

Annual Shareholder Report: January 31, 2026

Government Fund

SEI Daily Income Trust/Admin Class Shares - GFAXX

(formerly Class CAA Shares)

Fund Overview

This annual shareholder report contains important information about Government Fund Admin Class Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Admin Class Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,710,787	131	$4,436

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	19.5%
Repurchase Agreements	34.6%
U.S. Treasury Obligations	38.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Mizuho Securities	3.670%	02/02/26	8.9%
Barclays Bank	3.660%	02/02/26	7.9%
MUFG Securities Americas	3.660%	02/02/26	5.2%
Natixis S.A.	3.660%	02/02/26	3.0%
FHLB	0.000%	07/08/26	2.1%
U.S. Treasury Bills	3.792%	03/24/26	1.9%
U.S. Treasury Bills	3.703%	06/04/26	1.9%
U.S. Treasury Bills	3.763%	02/24/26	1.9%
TD Securities	3.670%	02/02/26	1.9%
U.S. Treasury Notes, USBMMY3M + 0.159%	3.792%	07/31/27	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Government Fund

SEI Daily Income Trust/Admin Class Shares - GFAXX

Annual Shareholder Report: January 31, 2026

GFAXX-AR-2026

Annual Shareholder Report: January 31, 2026

Government Fund

SEI Daily Income Trust/Wealth Class Shares - AABXX

(formerly Sweep Class Shares)

Fund Overview

This annual shareholder report contains important information about Government Fund Wealth Class Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Wealth Class Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,710,787	131	$4,436

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	19.5%
Repurchase Agreements	34.6%
U.S. Treasury Obligations	38.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Mizuho Securities	3.670%	02/02/26	8.9%
Barclays Bank	3.660%	02/02/26	7.9%
MUFG Securities Americas	3.660%	02/02/26	5.2%
Natixis S.A.	3.660%	02/02/26	3.0%
FHLB	0.000%	07/08/26	2.1%
U.S. Treasury Bills	3.792%	03/24/26	1.9%
U.S. Treasury Bills	3.703%	06/04/26	1.9%
U.S. Treasury Bills	3.763%	02/24/26	1.9%
TD Securities	3.670%	02/02/26	1.9%
U.S. Treasury Notes, USBMMY3M + 0.159%	3.792%	07/31/27	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Government Fund

SEI Daily Income Trust/Wealth Class Shares - AABXX

Annual Shareholder Report: January 31, 2026

AABXX-AR-2026

Annual Shareholder Report: January 31, 2026

Government II Fund

SEI Daily Income Trust/Class F Shares - TCGXX

Fund Overview

This annual shareholder report contains important information about Government II Fund Class F Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government II Fund, Class F Shares	$21	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,189,935	99	$658

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	19.3%
U.S. Treasury Obligations	80.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	3.607%	02/17/26	11.2%
U.S. Treasury Bills	3.634%	02/03/26	11.0%
U.S. Treasury Bills	3.651%	02/19/26	6.9%
U.S. Treasury Bills	3.794%	02/05/26	4.4%
U.S. Treasury Notes, USBMMY3M + 0.205%	3.838%	10/31/26	4.2%
U.S. Treasury Bills	3.570%	02/10/26	4.2%
U.S. Treasury Bills	3.929%	03/05/26	4.1%
U.S. Treasury Bills	3.570%	03/03/26	3.5%
FFCB, SOFRRATE + 0.105%	3.795%	02/23/26	2.5%
FHLB	0.000%	07/08/26	2.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Government II Fund

SEI Daily Income Trust/Class F Shares - TCGXX

Annual Shareholder Report: January 31, 2026

TCGXX-AR-2026

Annual Shareholder Report: January 31, 2026

Treasury II Fund

SEI Daily Income Trust/Class F Shares - SCPXX

Fund Overview

This annual shareholder report contains important information about Treasury II Fund Class F Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury II Fund, Class F Shares	$21	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,206,385	52	$558

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	103.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	3.593%	03/03/26	8.1%
U.S. Treasury Bills	3.657%	03/24/26	6.5%
U.S. Treasury Bills	3.683%	02/03/26	6.0%
U.S. Treasury Bills	0.621%	03/31/26	5.9%
U.S. Treasury Bills	3.735%	03/05/26	5.9%
U.S. Treasury Bills	3.578%	02/19/26	5.4%
U.S. Treasury Bills	3.619%	02/24/26	5.3%
U.S. Treasury Bills	3.678%	02/10/26	4.6%
U.S. Treasury Notes, USBMMY3M + 0.098%	3.731%	01/31/27	4.4%
U.S. Treasury Bills	3.832%	02/05/26	4.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Treasury II Fund

SEI Daily Income Trust/Class F Shares - SCPXX

Annual Shareholder Report: January 31, 2026

SCPXX-AR-2026

Annual Shareholder Report: January 31, 2026

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class F Shares - SECPX

Fund Overview

This annual shareholder report contains important information about Ultra Short Duration Bond Fund Class F Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class F Shares	$40	0.39%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Ultra Short Duration Bond Fund, Class F Shares - $12,796
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $12,047
Bloomberg Short U.S. Treasury 9-12 Month Index (USD) - $12,419
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
Jan/16
Jan/17
Jan/18
Jan/19
Jan/20
Jan/21
Jan/22
Jan/23
Jan/24
Jan/25
Jan/26

Table Summary
	Ultra Short Duration Bond Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Jan/16	$10,000	$10,000	$10,000
Jan/17	$10,133	$10,145	$10,074
Jan/18	$10,294	$10,363	$10,139
Jan/19	$10,513	$10,597	$10,351
Jan/20	$10,835	$11,619	$10,643
Jan/21	$11,009	$12,167	$10,803
Jan/22	$10,984	$11,806	$10,775
Jan/23	$10,994	$10,819	$10,795
Jan/24	$11,599	$11,046	$11,338
Jan/25	$12,220	$11,274	$11,905
Jan/26	$12,796	$12,047	$12,419
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg Short U.S. Treasury 9-12 Month Index, for the 12-month period ending January 31, 2026.

In the second half of 2025, the Federal Reserve (Fed) implemented three 25- basis-point interest-rate cuts, bringing the target range on the federal funds rate to 3.50%-3.75%, before pausing at its January 2026 meeting. Inflation held steady during the reporting period. The core personal-consumption expenditures (PCE) price index, which tracks the prices that consumers pay for goods and services to reveal underlying inflation trends, rose 2.8% year-over-year in November 2025 (the most recent reporting period), as evolving U.S. tariff policy during the year maintained pressure on consumer prices. Agency mortgage-backed securities (MBS) performed well the reporting period, as the sector began the period at relatively attractive valuations and demand from asset managers remained strong, given attractive valuations in the high-quality sector. Corporate bonds continued to perform well as spreads remained near historic tights. ABS also generated positive excess returns across sub-sectors, with both consumer based asset-backed securities (ABS) and collateralized mortgage obligations (CLOs) outperforming.

Fund performance for the period was bolstered by an overweight to corporate bonds and holdings in securitized prime auto loans and credit cards. Allocations to AAA rated CLOs also contributed to performance. Both of the Fund’s sub-advisers, MetLife Investment Management (MetLife) and Wellington Management Company (Wellington), contributed to Fund performance, benefiting from holdings in corporate bonds and asset-backed securities (ABS). Wellington’s performance was also enhanced by overweights to non-agency mortgage-backed securities (MBS) and AAA rated CLOs, while MetLife’s allocation to prime credit cards and auto loans, as well as commercial mortgage-backed securities (CMBS), contributed positively to Fund performance for the reporting period.

Regarding the use of derivatives, the Fund employed U.S. Treasury futures during the reporting period to efficiently manage duration and yield-curve exposures. The Fund used to be announced (TBA) forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and Government National Mortgage Association—to manage market exposures. None of these positions had a meaningful impact on Fund performance.

Average Annual Total Returns as of January 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Short Duration Bond Fund, Class F Shares	4.71%	3.05%	2.50%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.85%	-0.20%	1.88%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)	4.32%	2.83%	2.19%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$193,760	461	$197	78%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	0.4%
Commercial Paper	0.6%
Municipal Bonds	2.0%
U.S. Treasury Obligations	12.5%
Mortgage-Backed Securities	13.2%
Asset-Backed Securities	34.1%
Corporate Obligations	37.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.250%	06/30/27	3.7%
U.S. Treasury Notes	1.625%	11/30/26	2.6%
U.S. Treasury Notes	3.625%	08/31/27	1.5%
U.S. Treasury Notes	3.375%	12/31/27	1.4%
U.S. Treasury Notes	3.500%	12/15/28	1.2%
U.S. Treasury Notes	3.625%	05/31/28	1.0%
Truist Bank, SOFRRATE + 0.590%	4.671%	05/20/27	0.9%
HSBC Holdings PLC, SOFRRATE + 1.570%	5.887%	08/14/27	0.9%
Synchrony Card Funding LLC, Ser 2024-A2, Cl A	4.930%	07/15/30	0.9%
JPMorgan Chase, SOFRRATE + 0.765%	1.470%	09/22/27	0.8%
Footnote	Description
Footnote(A)	Repurchase Agreements and Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class F Shares - SECPX

Annual Shareholder Report: January 31, 2026

SECPX-AR-2026

Annual Shareholder Report: January 31, 2026

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class Y Shares - SECYX

Fund Overview

This annual shareholder report contains important information about Ultra Short Duration Bond Fund Class Y Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class Y Shares	$32	0.31%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Ultra Short Duration Bond Fund, Class Y Shares - $128,983
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $120,466
Bloomberg Short U.S. Treasury 9-12 Month Index (USD) - $124,191
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Jan/16
Jan/17
Jan/18
Jan/19
Jan/20
Jan/21
Jan/22
Jan/23
Jan/24
Jan/25
Jan/26

Table Summary
	Ultra Short Duration Bond Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Jan/16	$100,000	$100,000	$100,000
Jan/17	$101,520	$101,453	$100,744
Jan/18	$103,211	$103,633	$101,387
Jan/19	$105,385	$105,966	$103,514
Jan/20	$108,809	$116,186	$106,427
Jan/21	$110,529	$121,670	$108,029
Jan/22	$110,366	$118,060	$107,751
Jan/23	$110,559	$108,190	$107,949
Jan/24	$116,732	$110,460	$113,384
Jan/25	$123,081	$112,744	$119,051
Jan/26	$128,983	$120,466	$124,191
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg Short U.S. Treasury 9-12 Month Index, for the 12-month period ending January 31, 2026.

In the second half of 2025, the Federal Reserve (Fed) implemented three 25- basis-point interest-rate cuts, bringing the target range on the federal funds rate to 3.50%-3.75%, before pausing at its January 2026 meeting. Inflation held steady during the reporting period. The core personal-consumption expenditures (PCE) price index, which tracks the prices that consumers pay for goods and services to reveal underlying inflation trends, rose 2.8% year-over-year in November 2025 (the most recent reporting period), as evolving U.S. tariff policy during the year maintained pressure on consumer prices. Agency mortgage-backed securities (MBS) performed well the reporting period, as the sector began the period at relatively attractive valuations and demand from asset managers remained strong, given attractive valuations in the high-quality sector. Corporate bonds continued to perform well as spreads remained near historic tights. ABS also generated positive excess returns across sub-sectors, with both consumer based asset-backed securities (ABS) and collateralized mortgage obligations (CLOs) outperforming.

Fund performance for the period was bolstered by an overweight to corporate bonds and holdings in securitized prime auto loans and credit cards. Allocations to AAA rated CLOs also contributed to performance. Both of the Fund’s sub-advisers, MetLife Investment Management (MetLife) and Wellington Management Company (Wellington), contributed to Fund performance, benefiting from holdings in corporate bonds and asset-backed securities (ABS). Wellington’s performance was also enhanced by overweights to non-agency mortgage-backed securities (MBS) and AAA rated CLOs, while MetLife’s allocation to prime credit cards and auto loans, as well as commercial mortgage-backed securities (CMBS), contributed positively to Fund performance for the reporting period.

Regarding the use of derivatives, the Fund employed U.S. Treasury futures during the reporting period to efficiently manage duration and yield-curve exposures. The Fund used to be announced (TBA) forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and Government National Mortgage Association—to manage market exposures. None of these positions had a meaningful impact on Fund performance.

Average Annual Total Returns as of January 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Short Duration Bond Fund, Class Y Shares	4.79%	3.14%	2.58%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.85%	-0.20%	1.88%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)	4.32%	2.83%	2.19%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$193,760	461	$197	78%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	0.4%
Commercial Paper	0.6%
Municipal Bonds	2.0%
U.S. Treasury Obligations	12.5%
Mortgage-Backed Securities	13.2%
Asset-Backed Securities	34.1%
Corporate Obligations	37.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.250%	06/30/27	3.7%
U.S. Treasury Notes	1.625%	11/30/26	2.6%
U.S. Treasury Notes	3.625%	08/31/27	1.5%
U.S. Treasury Notes	3.375%	12/31/27	1.4%
U.S. Treasury Notes	3.500%	12/15/28	1.2%
U.S. Treasury Notes	3.625%	05/31/28	1.0%
Truist Bank, SOFRRATE + 0.590%	4.671%	05/20/27	0.9%
HSBC Holdings PLC, SOFRRATE + 1.570%	5.887%	08/14/27	0.9%
Synchrony Card Funding LLC, Ser 2024-A2, Cl A	4.930%	07/15/30	0.9%
JPMorgan Chase, SOFRRATE + 0.765%	1.470%	09/22/27	0.8%
Footnote	Description
Footnote(A)	Repurchase Agreements and Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class Y Shares - SECYX

Annual Shareholder Report: January 31, 2026

SECYX-AR-2026

Annual Shareholder Report: January 31, 2026

Short-Duration Government Fund

SEI Daily Income Trust/Class F Shares - TCSGX

Fund Overview

This annual shareholder report contains important information about Short-Duration Government Fund Class F Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class F Shares	$49	0.48%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Short-Duration Government Fund, Class F Shares - $11,874
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $12,047
ICE BofA 1-3 Year U.S. Treasury Index (USD) - $11,959
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
Jan/16
Jan/17
Jan/18
Jan/19
Jan/20
Jan/21
Jan/22
Jan/23
Jan/24
Jan/25
Jan/26

Table Summary
	Short-Duration Government Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA 1-3 Year U.S. Treasury Index (USD)
Jan/16	$10,000	$10,000	$10,000
Jan/17	$10,054	$10,145	$10,040
Jan/18	$10,067	$10,363	$10,041
Jan/19	$10,216	$10,597	$10,257
Jan/20	$10,577	$11,619	$10,650
Jan/21	$10,895	$12,167	$10,923
Jan/22	$10,695	$11,806	$10,790
Jan/23	$10,402	$10,819	$10,536
Jan/24	$10,796	$11,046	$10,952
Jan/25	$11,311	$11,274	$11,404
Jan/26	$11,874	$12,047	$11,959
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index, for the 12-month period ending January 31, 2026.

In the second half of 2025, the Federal Reserve (Fed) implemented three 25- basis-point interest-rate cuts, bringing the target range on the federal funds rate to 3.50%-3.75%, before pausing at its January 2026 meeting. Inflation held steady during the reporting period. The core personal-consumption expenditures (PCE) price index, which tracks the prices that consumers pay for goods and services to reveal underlying inflation trends, rose 2.8% year-over-year in November 2025 (the most recent reporting period), as evolving U.S. tariff policy during the year maintained pressure on consumer prices. Agency mortgage-backed securities (MBS) performed well the reporting period, as the sector began the period at relatively attractive valuations and demand from asset managers remained strong, given attractive valuations in the high-quality sector.

Fund performance for the reporting period benefited from a sizeable overweight to and security selection in agency mortgage-backed securities (MBS), as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools over to be announced (TBA) issues. Agency MBS generated positive excess returns relative to U.S. Treasurys during the reporting period as the sector benefited from strong demand given attractive valuations at the start of 2025. Off-benchmark allocations to agency collateralized mortgage obligations (CMOs) and agency commercial mortgage-backed securities (CMBS) also contributed to Fund performance as these sectors provided additional yield spreads over Treasurys and generate more stable cash flows than traditional agency MBS.

Regarding the use of derivatives during the reporting period, the Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA—to manage duration, yield-curve and market exposures. Treasury futures did not have a material impact on Fund performance.

Average Annual Total Returns as of January 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short-Duration Government Fund, Class F Shares	4.98%	1.74%	1.73%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.85%	-0.20%	1.88%
ICE BofA 1-3 Year U.S. Treasury Index (USD)	4.86%	1.83%	1.80%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$594,432	388	$573	43%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.1%
Repurchase Agreements	2.5%
U.S. Treasury Obligations	19.7%
Mortgage-Backed Securities	71.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	08/31/27	8.0%
U.S. Treasury Notes	1.125%	10/31/26	4.5%
U.S. Treasury Notes	3.750%	04/15/28	4.0%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.5%
Seasoned Loans Structured Transaction Trust, Ser 2023-1, Cl A12	3.250%	10/25/33	2.4%
U.S. Treasury Notes	3.625%	08/15/28	2.0%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.5%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.3%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	4.212%	12/25/43	1.2%
FHLMC REMIC, Ser 2025-5538, Cl AV	5.000%	04/25/36	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Short-Duration Government Fund

SEI Daily Income Trust/Class F Shares - TCSGX

Annual Shareholder Report: January 31, 2026

TCSGX-AR-2026

Annual Shareholder Report: January 31, 2026

Short-Duration Government Fund

SEI Daily Income Trust/Class Y Shares - SDGFX

Fund Overview

This annual shareholder report contains important information about Short-Duration Government Fund Class Y Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class Y Shares	$34	0.33%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Short-Duration Government Fund, Class Y Shares - $120,527
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $120,466
ICE BofA 1-3 Year U.S. Treasury Index (USD) - $119,585
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Jan/16
Jan/17
Jan/18
Jan/19
Jan/20
Jan/21
Jan/22
Jan/23
Jan/24
Jan/25
Jan/26

Table Summary
	Short-Duration Government Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA 1-3 Year U.S. Treasury Index (USD)
Jan/16	$100,000	$100,000	$100,000
Jan/17	$100,643	$101,453	$100,401
Jan/18	$100,910	$103,633	$100,409
Jan/19	$102,554	$105,966	$102,568
Jan/20	$106,333	$116,186	$106,499
Jan/21	$109,706	$121,670	$109,229
Jan/22	$107,875	$118,060	$107,895
Jan/23	$105,094	$108,190	$105,360
Jan/24	$109,138	$110,460	$109,516
Jan/25	$114,524	$112,744	$114,042
Jan/26	$120,527	$120,466	$119,585
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index, for the 12-month period ending January 31, 2026.

In the second half of 2025, the Federal Reserve (Fed) implemented three 25- basis-point interest-rate cuts, bringing the target range on the federal funds rate to 3.50%-3.75%, before pausing at its January 2026 meeting. Inflation held steady during the reporting period. The core personal-consumption expenditures (PCE) price index, which tracks the prices that consumers pay for goods and services to reveal underlying inflation trends, rose 2.8% year-over-year in November 2025 (the most recent reporting period), as evolving U.S. tariff policy during the year maintained pressure on consumer prices. Agency mortgage-backed securities (MBS) performed well the reporting period, as the sector began the period at relatively attractive valuations and demand from asset managers remained strong, given attractive valuations in the high-quality sector.

Fund performance for the reporting period benefited from a sizeable overweight to and security selection in agency mortgage-backed securities (MBS), as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools over to be announced (TBA) issues. Agency MBS generated positive excess returns relative to U.S. Treasurys during the reporting period as the sector benefited from strong demand given attractive valuations at the start of 2025. Off-benchmark allocations to agency collateralized mortgage obligations (CMOs) and agency commercial mortgage-backed securities (CMBS) also contributed to Fund performance as these sectors provided additional yield spreads over Treasurys and generate more stable cash flows than traditional agency MBS.

Regarding the use of derivatives during the reporting period, the Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA—to manage duration, yield-curve and market exposures. Treasury futures did not have a material impact on Fund performance.

Average Annual Total Returns as of January 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short-Duration Government Fund, Class Y Shares	5.24%	1.90%	1.88%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.85%	-0.20%	1.88%
ICE BofA 1-3 Year U.S. Treasury Index (USD)	4.86%	1.83%	1.80%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$594,432	388	$573	43%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.1%
Repurchase Agreements	2.5%
U.S. Treasury Obligations	19.7%
Mortgage-Backed Securities	71.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	08/31/27	8.0%
U.S. Treasury Notes	1.125%	10/31/26	4.5%
U.S. Treasury Notes	3.750%	04/15/28	4.0%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.5%
Seasoned Loans Structured Transaction Trust, Ser 2023-1, Cl A12	3.250%	10/25/33	2.4%
U.S. Treasury Notes	3.625%	08/15/28	2.0%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.5%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.3%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	4.212%	12/25/43	1.2%
FHLMC REMIC, Ser 2025-5538, Cl AV	5.000%	04/25/36	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Short-Duration Government Fund

SEI Daily Income Trust/Class Y Shares - SDGFX

Annual Shareholder Report: January 31, 2026

SDGFX-AR-2026

Annual Shareholder Report: January 31, 2026

GNMA Fund

SEI Daily Income Trust/Class F Shares - SEGMX

Fund Overview

This annual shareholder report contains important information about GNMA Fund Class F Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class F Shares	$66	0.64%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

GNMA Fund, Class F Shares - $11,178
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $12,047
Bloomberg GNMA Index (USD) (TR)* - $11,535
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
Jan/16
Jan/17
Jan/18
Jan/19
Jan/20
Jan/21
Jan/22
Jan/23
Jan/24
Jan/25
Jan/26

Table Summary
	GNMA Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg GNMA Index (USD) (TR)Footnote Reference*
Jan/16	$10,000	$10,000	$10,000
Jan/17	$10,004	$10,145	$10,028
Jan/18	$10,062	$10,363	$10,115
Jan/19	$10,318	$10,597	$10,415
Jan/20	$10,849	$11,619	$10,989
Jan/21	$11,192	$12,167	$11,318
Jan/22	$10,859	$11,806	$11,038
Jan/23	$10,074	$10,819	$10,299
Jan/24	$10,227	$11,046	$10,459
Jan/25	$10,427	$11,274	$10,671
Jan/26	$11,178	$12,047	$11,535
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund slightly underperformed its benchmark, the Bloomberg GNMA Index (TR) (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the reporting period was bolstered by security selection within agency mortgage-backed securities (MBS) as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools with better convexity profiles over to be announced (TBA) issues. Allocations to agency commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs) contributed to Fund performance as the sectors generated more stable cash flows. Modest short positions in Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) securities detracted from performance.

The Fund used derivatives on a limited basis during the period. The Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts to manage duration, yield-curve, and market exposures (TBA forward contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA). Treasury futures had no impact on Fund performance.

Average Annual Total Returns as of January 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
GNMA Fund, Class F Shares	7.21%	-0.02%	1.12%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.85%	-0.20%	1.88%
Bloomberg GNMA Index (USD) (TR)Footnote Reference*	8.10%	0.38%	1.44%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$11,211	219	$14	28%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	1.8%
Mortgage-Backed Securities	94.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
GNMA TBA	5.000%	06/15/2038 - 03/15/2056	11.8%
GNMA	5.500%	10/20/55	6.5%
GNMA	2.000%	08/20/50	6.3%
GNMA	3.000%	12/20/50	4.5%
GNMA TBA	3.500%	03/20/2040 - 03/15/2056	3.5%
GNMA	3.500%	06/20/47	3.5%
GNMA	2.500%	08/20/50	2.9%
GNMA	2.500%	06/20/50	2.7%
GNMA, Ser 2016-136, Cl PJ	3.500%	01/20/46	2.7%
GNMA	3.875%	05/15/42	2.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

GNMA Fund

SEI Daily Income Trust/Class F Shares - SEGMX

Annual Shareholder Report: January 31, 2026

SEGMX-AR-2026

Annual Shareholder Report: January 31, 2026

GNMA Fund

SEI Daily Income Trust/Class Y Shares - SGMYX

Fund Overview

This annual shareholder report contains important information about GNMA Fund Class Y Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class Y Shares	$43	0.41%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

GNMA Fund, Class Y Shares - $114,613
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $120,466
Bloomberg GNMA Index (USD) (TR)* - $115,347
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Jan/16
Jan/17
Jan/18
Jan/19
Jan/20
Jan/21
Jan/22
Jan/23
Jan/24
Jan/25
Jan/26

Table Summary
	GNMA Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg GNMA Index (USD) (TR)Footnote Reference*
Jan/16	$100,000	$100,000	$100,000
Jan/17	$100,253	$101,453	$100,282
Jan/18	$101,080	$103,633	$101,145
Jan/19	$103,992	$105,966	$104,154
Jan/20	$109,556	$116,186	$109,885
Jan/21	$113,303	$121,670	$113,182
Jan/22	$110,233	$118,060	$110,381
Jan/23	$102,523	$108,190	$102,993
Jan/24	$104,332	$110,460	$104,594
Jan/25	$106,641	$112,744	$106,707
Jan/26	$114,613	$120,466	$115,347
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund slightly outperformed its benchmark, the Bloomberg GNMA Index (TR) (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the reporting period was bolstered by security selection within agency mortgage-backed securities (MBS) as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools with better convexity profiles over to be announced (TBA) issues. Allocations to agency commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs) contributed to Fund performance as the sectors generated more stable cash flows. Modest short positions in Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) securities detracted from performance.

The Fund used derivatives on a limited basis during the period. The Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts to manage duration, yield-curve, and market exposures (TBA forward contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA). Treasury futures had no impact on Fund performance.

Average Annual Total Returns as of January 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
GNMA Fund, Class Y Shares	7.48%	0.23%	1.37%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.85%	-0.20%	1.88%
Bloomberg GNMA Index (USD) (TR)Footnote Reference*	8.10%	0.38%	1.44%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$11,211	219	$14	28%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	1.8%
Mortgage-Backed Securities	94.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
GNMA TBA	5.000%	06/15/2038 - 03/15/2056	11.8%
GNMA	5.500%	10/20/55	6.5%
GNMA	2.000%	08/20/50	6.3%
GNMA	3.000%	12/20/50	4.5%
GNMA TBA	3.500%	03/20/2040 - 03/15/2056	3.5%
GNMA	3.500%	06/20/47	3.5%
GNMA	2.500%	08/20/50	2.9%
GNMA	2.500%	06/20/50	2.7%
GNMA, Ser 2016-136, Cl PJ	3.500%	01/20/46	2.7%
GNMA	3.875%	05/15/42	2.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

GNMA Fund

SEI Daily Income Trust/Class Y Shares - SGMYX

Annual Shareholder Report: January 31, 2026

SGMYX-AR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a)(2) The audit committee financial experts are Susan C. Cote and Christine Reynolds. Mses. Cote and Reynolds are independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2026			Fiscal Year 2025
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$148,212	N/A	$0	$143,895	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$306,118	$0	$0	$323,362	$0

Notes:

(1)	(Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Service Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2026	Fiscal 2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2026 and 2025 were $306,118 and $323,362, respectively. Non-audit fees consist of a SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h) During the past fiscal year, the Registrant’s principal accountant provided certain non-audit services to the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of the Registrant’s Board of Trustees reviewed and considered these non-audit services provided by the Registrant’s principal accountant to the Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights filed herein.

January 31, 2026

Annual Financials and Other Information

SEI Daily Income Trust

Government Fund

Government II Fund

Treasury II Fund

Ultra Short Duration Bond Fund

Short-Duration Government Fund

GNMA Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	40
Notes to Financial Statements	42
Report of Independent Registered Public Accounting Firm	56
Notice to Shareholders (Unaudited)	57
Other Information (Form N-CSR Items 8-11) (Unaudited)	58

SCHEDULE OF INVESTMENTS

January 31, 2026

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 38.8%
U.S. Treasury Bills (A)
3.800%, 02/03/2026	$108,496	$108,473
4.062%, 02/05/2026	80,210	80,175
3.822%, 02/10/2026	73,364	73,294
3.941%, 02/12/2026	75,497	75,408
3.859%, 02/17/2026	2,045	2,042
3.806%, 02/19/2026	11,239	11,218
3.763%, 02/24/2026	127,103	126,801
3.940%, 02/26/2026	11,813	11,781
3.595%, 03/03/2026	2,300	2,293
3.958%, 03/05/2026	95,566	95,236
3.800%, 03/10/2026	10,311	10,271
3.764%, 03/12/2026	13,913	13,857
3.818%, 03/17/2026	2,287	2,276
3.760%, 03/19/2026	75,221	74,866
3.792%, 03/24/2026	130,310	129,619
3.787%, 03/31/2026	68,165	67,754
3.783%, 04/02/2026	26,442	26,278
3.771%, 04/09/2026	11,334	11,256
3.754%, 04/16/2026	70,352	69,819
3.729%, 04/23/2026	63,715	63,190
3.708%, 04/30/2026	120,272	119,202
4.093%, 05/14/2026	53,676	53,079
3.602%, 05/19/2026	24,050	23,796
3.755%, 05/21/2026	125,000	123,605
3.734%, 05/28/2026	102,759	101,546
3.703%, 06/04/2026	128,732	127,133
3.988%, 06/11/2026	39,861	39,307
3.558%, 06/18/2026	29,203	28,815
3.547%, 06/25/2026	109,976	108,443
3.563%, 07/02/2026	5,090	5,015
3.537%, 07/09/2026	29,800	29,346
3.906%, 08/06/2026	5,786	5,674
3.801%, 09/03/2026	65,000	63,586
3.499%, 12/24/2026	47,460	46,007
3.508%, 01/21/2027	105,314	101,805
U.S. Treasury Notes
4.625%, 02/28/2026	4,700	4,702
0.500%, 02/28/2026	4,000	3,990
3.783%, USBMMY3M + 0.150%, 04/30/2026 (B)	93,100	93,102
1.625%, 05/15/2026	8,300	8,245
4.625%, 06/30/2026	21,120	21,159
3.815%, USBMMY3M + 0.182%, 07/31/2026 (B)	12,200	12,197
4.125%, 10/31/2026	3,013	3,022
3.838%, USBMMY3M + 0.205%, 10/31/2026 (B)	72,780	72,780
4.250%, 11/30/2026	19,878	19,981
4.250%, 12/31/2026	2,700	2,716
4.000%, 01/15/2027	6,000	6,024
3.731%, USBMMY3M + 0.098%, 01/31/2027 (B)	100,000	99,994
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.125%, 02/28/2027	$34,000	$34,196
3.792%, USBMMY3M + 0.159%, 07/31/2027 (B)	124,708	124,681
3.823%, USBMMY3M + 0.190%, 10/31/2027 (B)	64,901	64,932
Total U.S. Treasury Obligations
(Cost $2,603,987) ($ Thousands)		2,603,987

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.5%
FFCB
3.710%, SOFR + 0.020%, 02/27/2026 (B)	26,700	26,700
3.790%, SOFR + 0.100%, 06/24/2026 (B)	5,500	5,500
3.790%, SOFR + 0.100%, 06/26/2026 (B)	13,555	13,555
3.730%, SOFR + 0.040%, 10/20/2026 (B)	40,270	40,270
3.735%, SOFR + 0.045%, 11/06/2026 (B)	12,140	12,140
3.725%, SOFR + 0.035%, 11/19/2026 (B)	2,374	2,374
3.825%, SOFR + 0.135%, 12/23/2026 (B)	4,400	4,400
3.830%, SOFR + 0.140%, 12/30/2026 (B)	4,100	4,100
3.730%, SOFR + 0.040%, 01/20/2027 (B)	17,665	17,665
3.775%, SOFR + 0.085%, 01/27/2027 (B)	5,669	5,669
3.765%, SOFR + 0.075%, 02/01/2027 (B)	14,700	14,700
3.755%, SOFR + 0.065%, 03/05/2027 (B)	71,235	71,235
3.755%, SOFR + 0.065%, 03/26/2027 (B)	5,545	5,545
3.735%, SOFR + 0.045%, 04/19/2027 (B)	2,530	2,530
3.735%, SOFR + 0.045%, 05/24/2027 (B)	7,885	7,885
3.820%, SOFR + 0.130%, 10/22/2027 (B)	3,258	3,258
3.800%, SOFR + 0.110%, 11/19/2027 (B)	6,410	6,410
3.770%, SOFR + 0.080%, 11/23/2027 (B)	1,830	1,830
3.780%, SOFR + 0.090%, 02/09/2028 (B)	4,120	4,120
FHLB
3.700%, SOFR + 0.010%, 02/17/2026 (B)	7,590	7,590
3.750%, 02/26/2026	61,765	61,750

SEI Daily Income Trust	1

SCHEDULE OF INVESTMENTS

January 31, 2026

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.690%, SOFR + 0.000%, 03/20/2026 (B)	$6,800	$6,800
3.695%, SOFR + 0.005%, 04/07/2026 (B)	14,800	14,800
3.720%, SOFR + 0.030%, 04/17/2026 (B)	16,700	16,700
3.690%, SOFR + 0.000%, 04/17/2026 (B)	7,415	7,415
3.695%, SOFR + 0.005%, 04/20/2026 (B)	3,100	3,100
3.695%, SOFR + 0.005%, 05/05/2026 (B)	13,880	13,880
3.700%, SOFR + 0.010%, 05/20/2026 (B)	6,800	6,800
3.715%, SOFR + 0.025%, 05/28/2026 (B)	7,900	7,900
3.715%, SOFR + 0.025%, 06/04/2026 (B)	15,800	15,800
3.705%, SOFR + 0.015%, 06/18/2026 (B)	15,005	15,005
3.690%, SOFR + 0.000%, 06/22/2026 (B)	23,320	23,320
3.690%, SOFR + 0.000%, 06/23/2026 (B)	17,125	17,125
3.690%, SOFR + 0.000%, 06/25/2026 (B)	7,760	7,760
3.790%, SOFR + 0.100%, 06/26/2026 (B)	36,980	36,980
3.720%, SOFR + 0.030%, 06/30/2026 (B)	7,935	7,935
3.720%, SOFR + 0.030%, 07/02/2026 (B)	17,470	17,470
3.710%, SOFR + 0.020%, 07/17/2026 (B)	15,005	15,005
3.700%, SOFR + 0.010%, 07/21/2026 (B)	7,600	7,600
3.695%, SOFR + 0.005%, 07/21/2026 (B)	15,525	15,525
3.700%, SOFR + 0.010%, 07/22/2026 (B)	7,600	7,600
3.695%, SOFR + 0.005%, 07/24/2026 (B)	15,520	15,520
3.700%, SOFR + 0.010%, 08/19/2026 (B)	7,545	7,545
3.700%, SOFR + 0.010%, 08/21/2026 (B)	54,120	54,120
3.700%, SOFR + 0.010%, 08/24/2026 (B)	7,760	7,760
3.720%, SOFR + 0.030%, 01/04/2027 (B)	6,700	6,700
3.500%, 01/11/2027	42,030	41,966
3.785%, SOFR + 0.095%, 02/25/2027 (B)	15,320	15,320
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.790%, SOFR + 0.100%, 03/18/2027 (B)	$15,945	$15,945
3.755%, SOFR + 0.065%, 03/25/2027 (B)	12,670	12,670
3.775%, SOFR + 0.085%, 05/17/2027 (B)	9,610	9,610
FHLB DN (C)
0.000%, 02/03/2026	12,633	12,630
0.000%, 02/13/2026	7,569	7,559
0.000%, 03/03/2026	27,995	27,912
0.000%, 03/12/2026	42,915	42,749
0.000%, 04/17/2026	54,760	54,355
0.000%, 07/08/2026	145,660	143,439
0.000%, 07/10/2026	20,255	19,943
0.000%, 07/13/2026	7,015	6,904
0.000%, 07/17/2026	31,475	30,965
FHLMC
3.805%, SOFR + 0.115%, 05/05/2027 (B)	9,700	9,700
FNMA
3.810%, SOFR + 0.120%, 07/29/2026 (B)	76,490	76,490
3.825%, SOFR + 0.135%, 08/21/2026 (B)	22,700	22,700
3.830%, SOFR + 0.140%, 10/23/2026 (B)	21,730	21,730
3.830%, SOFR + 0.140%, 11/20/2026 (B)	24,900	24,900
3.830%, SOFR + 0.140%, 12/11/2026 (B)	19,900	19,900
3.770%, SOFR + 0.080%, 01/07/2028 (B)	18,855	18,855
Total U.S. Government Agency Obligations
(Cost $1,311,633) ($ Thousands)		1,311,633

REPURCHASE AGREEMENTS(D) — 34.6%
Bank of Nova Scotia
3.660%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $60,006,100 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $44,510,400, 1.250% - 4.625%, 02/28/2026 - 02/15/2034, with a total market value of $61,218,683)	60,000	60,000

2	SEI Daily Income Trust

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(D) (continued)
Barclays Bank
3.660%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $529,053,782 (collateralized by U.S. Treasury Obligations, ranging in par value $10 - $217,693,696, 0.000% - 4.875%, 02/15/2026 - 08/15/2054, with a total market value of $539,580,000)	$529,000	$529,000
BNP Paribas
3.660%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $75,007,625 (collateralized by U.S. Treasury Obligations, ranging in par value $4,008,662 - $70,936,000, 0.000% - 3.625%, 10/31/2030 - 11/15/2040, with a total market value of $76,500,000)	75,000	75,000
BOFA Securities
3.670%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $50,005,097 (collateralized by GNMA Obligations, ranging in par value $1,000 - $16,719,000, 2.040% - 7.500%, 07/15/2027 - 03/15/2067, with a total market value of $51,000,000)	50,000	50,000
Citigroup Global Markets
3.670%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $105,010,704 (collateralized by GNMA Obligations, ranging in par value $48,740,144 - $55,666,184, 6.000% - 7.000%, 09/20/2055 - 12/20/2055, with a total market value of $107,100,001)	105,000	105,000
Citigroup Global Markets
3.660%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $95,009,658 (collateralized by a U.S. Treasury Obligation, par value $95,499,900, 3.875%, 04/30/2030, with a total market value of $96,900,026)	95,000	95,000
Goldman Sachs
3.670%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $10,001,019 (collateralized by a U.S. Treasury Obligation, par value $12,769,000, 3.375%, 11/15/2048, with a total market value of $10,200,064)	10,000	10,000
Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(D) (continued)
Goldman Sachs
3.680%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $10,001,022 (collateralized by GNMA Obligations, ranging in par value $35,000 - $13,669,696, 2.500% - 6.000%, 01/20/2034 - 01/20/2056, with a total market value of $10,200,001)	$10,000	$10,000
J.P. Morgan Securities
3.660%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $100,010,167 (collateralized by a U.S. Treasury Obligation, par value $115,427,100, 1.125%, 02/15/2031, with a total market value of $102,000,028)	100,000	100,000
Mizuho Securities
3.670%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $600,061,167 (collateralized by U.S. Treasury Obligations, ranging in par value $17,000 - $190,000,000, 0.625% - 4.250%, 11/30/2027 - 11/30/2031, with a total market value of $612,000,060)	600,000	600,000
MUFG Securities Americas
3.660%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $350,035,583 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $100,000,000, 0.000% - 6.500%, 02/28/2026 - 02/15/2053, with a total market value of $357,000,015)	350,000	350,000
Natixis S.A.
3.660%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $200,020,333 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $53,941,000, 0.000% - 4.875%, 03/12/2026 - 05/15/2055, with a total market value of $204,000,061)	200,000	200,000
TD Securities
3.670%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $125,012,743 (collateralized by GNMA Obligations, ranging in par value $4,227,819 - $75,000,000, 2.500% - 7.500%, 10/20/2050 - 09/20/2055, with a total market value of $127,500,000)	125,000	125,000

SEI Daily Income Trust	3

SCHEDULE OF INVESTMENTS

January 31, 2026

Government Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(D) (continued)
TD Securities
3.660%, dated 01/31/2026, to be repurchased on 02/02/2026, repurchase price $10,001,017 (collateralized by U.S. Treasury Obligations, ranging in par value $1,580,700 - $8,381,100, 4.125%, 02/28/2027 - 03/31/2029, with a total market value of $10,200,095)	$10,000	$10,000

Total Repurchase Agreements
(Cost $2,319,000) ($ Thousands)		2,319,000

Total Investments — 92.9%
(Cost $6,234,620) ($ Thousands)		$6,234,620

Percentages are based on a Net Assets of $6,710,787 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Zero coupon security.
(D)	Tri-Party Repurchase Agreement.

As of January 31, 2026, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

4	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2026

Government II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 80.5%
U.S. Treasury Bills (A)
3.634%, 02/03/2026	$130,894	$130,868
3.794%, 02/05/2026	51,865	51,843
3.570%, 02/10/2026	50,000	49,955
3.975%, 02/12/2026	23,017	22,990
3.607%, 02/17/2026	133,939	133,725
3.651%, 02/19/2026	82,113	81,964
3.570%, 03/03/2026	41,500	41,377
3.929%, 03/05/2026	48,974	48,806
3.800%, 03/10/2026	1,847	1,840
3.783%, 03/12/2026	5,072	5,052
3.817%, 03/17/2026	416	414
3.765%, 03/19/2026	17,646	17,563
3.790%, 03/24/2026	3,580	3,561
3.787%, 03/31/2026	13,015	12,937
3.783%, 04/02/2026	6,235	6,196
3.582%, 04/21/2026	5,160	5,120
3.708%, 04/30/2026	28,214	27,963
4.093%, 05/14/2026	11,983	11,850
3.602%, 05/19/2026	4,760	4,710
3.734%, 05/28/2026	19,645	19,413
3.703%, 06/04/2026	26,678	26,347
4.034%, 06/11/2026	12,615	12,437
3.558%, 06/18/2026	5,206	5,137
3.547%, 06/25/2026	18,383	18,126
3.563%, 07/02/2026	1,095	1,079
3.537%, 07/09/2026	6,400	6,302
3.906%, 08/06/2026	1,354	1,328
3.801%, 09/03/2026	27,926	27,318
3.499%, 12/24/2026	18,604	18,035
3.508%, 01/21/2027	21,080	20,378
U.S. Treasury Notes
4.625%, 02/28/2026	1,300	1,301
0.500%, 02/28/2026	1,100	1,097
3.783%, USBMMY3M + 0.150%, 04/30/2026 (B)	11,300	11,300
1.625%, 05/15/2026	2,175	2,161
4.625%, 06/30/2026	4,990	4,999
0.875%, 06/30/2026	680	671
3.815%, USBMMY3M + 0.182%, 07/31/2026 (B)	7,480	7,478
4.125%, 10/31/2026	714	716
3.838%, USBMMY3M + 0.205%, 10/31/2026 (B)	50,250	50,261
4.250%, 11/30/2026	3,735	3,754
4.250%, 12/31/2026	3,760	3,783
4.000%, 01/15/2027	1,100	1,104
3.731%, USBMMY3M + 0.098%, 01/31/2027 (B)	25,965	25,965
4.125%, 02/28/2027	4,300	4,325
3.792%, USBMMY3M + 0.159%, 07/31/2027 (B)	12,164	12,157
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.823%, USBMMY3M + 0.190%, 10/31/2027 (B)	$12,431	$12,437
Total U.S. Treasury Obligations
(Cost $958,143) ($ Thousands)		958,143

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.3%
FFCB
3.795%, SOFR + 0.105%, 02/23/2026 (B)	29,540	29,541
3.710%, SOFR + 0.020%, 02/27/2026 (B)	6,500	6,500
3.785%, SOFR + 0.095%, 06/03/2026 (B)	6,290	6,291
3.790%, SOFR + 0.100%, 06/24/2026 (B)	700	700
3.790%, SOFR + 0.100%, 06/26/2026 (B)	1,600	1,600
3.725%, SOFR + 0.035%, 11/19/2026 (B)	431	431
3.830%, SOFR + 0.140%, 11/25/2026 (B)	3,390	3,390
3.825%, SOFR + 0.135%, 12/23/2026 (B)	10,000	10,000
3.830%, SOFR + 0.140%, 12/30/2026 (B)	1,000	1,000
3.730%, SOFR + 0.040%, 01/20/2027 (B)	3,255	3,255
3.775%, SOFR + 0.085%, 01/27/2027 (B)	1,357	1,357
3.765%, SOFR + 0.075%, 02/01/2027 (B)	3,400	3,400
3.755%, SOFR + 0.065%, 03/26/2027 (B)	1,485	1,485
3.735%, SOFR + 0.045%, 04/19/2027 (B)	470	470
3.735%, SOFR + 0.045%, 05/24/2027 (B)	1,455	1,455
3.800%, SOFR + 0.110%, 11/19/2027 (B)	1,155	1,155
3.770%, SOFR + 0.080%, 11/23/2027 (B)	340	340
3.780%, SOFR + 0.090%, 02/09/2028 (B)	760	760
FHLB
3.700%, SOFR + 0.010%, 02/17/2026 (B)	1,755	1,755
3.750%, 02/26/2026	15,115	15,111
3.690%, SOFR + 0.000%, 03/20/2026 (B)	1,700	1,700
3.720%, SOFR + 0.030%, 04/17/2026 (B)	3,700	3,700

SEI Daily Income Trust	5

SCHEDULE OF INVESTMENTS

January 31, 2026

Government II Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.690%, SOFR + 0.000%, 04/17/2026 (B)	$1,350	$1,350
3.695%, SOFR + 0.005%, 04/20/2026 (B)	800	800
3.695%, SOFR + 0.005%, 05/05/2026 (B)	2,875	2,875
3.700%, SOFR + 0.010%, 05/20/2026 (B)	1,700	1,700
3.700%, SOFR + 0.010%, 06/02/2026 (B)	2,875	2,875
3.705%, SOFR + 0.015%, 06/18/2026 (B)	2,670	2,670
3.690%, SOFR + 0.000%, 06/22/2026 (B)	4,285	4,285
3.690%, SOFR + 0.000%, 06/23/2026 (B)	3,130	3,130
3.690%, SOFR + 0.000%, 06/25/2026 (B)	1,440	1,440
3.790%, SOFR + 0.100%, 06/26/2026 (B)	4,455	4,455
3.710%, SOFR + 0.020%, 07/17/2026 (B)	2,670	2,670
3.700%, SOFR + 0.010%, 07/21/2026 (B)	1,400	1,400
3.695%, SOFR + 0.005%, 07/21/2026 (B)	2,840	2,840
3.700%, SOFR + 0.010%, 07/22/2026 (B)	1,400	1,400
3.695%, SOFR + 0.005%, 07/24/2026 (B)	2,880	2,880
3.700%, SOFR + 0.010%, 08/19/2026 (B)	1,390	1,390
3.700%, SOFR + 0.010%, 08/21/2026 (B)	9,910	9,910
3.700%, SOFR + 0.010%, 08/24/2026 (B)	1,440	1,440
3.720%, SOFR + 0.030%, 01/04/2027 (B)	1,400	1,400
3.500%, 01/11/2027	7,835	7,823
3.785%, SOFR + 0.095%, 02/25/2027 (B)	3,670	3,670
FHLB DN (C)
0.000%, 02/03/2026	2,947	2,946
0.000%, 02/13/2026	1,346	1,344
0.000%, 03/03/2026	5,915	5,897
0.000%, 03/12/2026	9,075	9,040
0.000%, 04/17/2026	5,030	4,993
0.000%, 06/24/2026	4,085	4,028
0.000%, 07/08/2026	29,810	29,356
0.000%, 07/10/2026	4,040	3,978
0.000%, 07/13/2026	4,215	4,148
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.000%, 07/17/2026	$6,000	$5,903

Total U.S. Government Agency Obligations
(Cost $229,432) ($ Thousands)		229,432

Total Investments — 99.8%
(Cost $1,187,575) ($ Thousands)		$1,187,575

Percentages are based on a Net Assets of $1,189,935 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Zero coupon security.

As of January 31, 2026, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

6	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2026

Treasury II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 103.9%
U.S. Treasury Bills (A)
3.683%, 02/03/2026	$72,330	$72,315
3.832%, 02/05/2026	50,891	50,870
3.678%, 02/10/2026	55,697	55,646
3.783%, 02/12/2026	50,783	50,725
3.615%, 02/17/2026	50,362	50,282
3.578%, 02/19/2026	64,832	64,716
3.619%, 02/24/2026	63,556	63,410
3.994%, 02/26/2026	352	351
3.593%, 03/03/2026	98,200	97,908
3.735%, 03/05/2026	71,032	70,798
3.576%, 03/10/2026	29,458	29,350
3.663%, 03/12/2026	30,314	30,194
3.683%, 03/17/2026	40,427	40,246
3.758%, 03/19/2026	14,118	14,051
3.657%, 03/24/2026	78,355	77,952
0.621%, 03/31/2026	71,860	71,449
3.783%, 04/02/2026	4,846	4,816
3.664%, 04/07/2026	6,285	6,244
3.767%, 04/09/2026	7,299	7,249
3.754%, 04/16/2026	13,862	13,757
3.582%, 04/21/2026	5,390	5,348
3.708%, 04/30/2026	22,306	22,108
4.093%, 05/14/2026	12,775	12,633
3.602%, 05/19/2026	4,645	4,596
3.734%, 05/28/2026	18,183	17,968
3.703%, 06/04/2026	24,588	24,283
4.031%, 06/11/2026	12,311	12,138
3.558%, 06/18/2026	5,501	5,428
3.547%, 06/25/2026	21,959	21,653
3.563%, 07/02/2026	1,015	1,000
3.537%, 07/09/2026	6,000	5,908
3.907%, 08/06/2026	1,106	1,085
3.801%, 09/03/2026	21,971	21,493
3.499%, 12/24/2026	18,225	17,667
3.509%, 01/21/2027	19,718	19,061
U.S. Treasury Notes
4.625%, 02/28/2026	800	800
0.500%, 02/28/2026	700	698
3.783%, USBMMY3M + 0.150%, 04/30/2026 (B)	4,600	4,600
1.625%, 05/15/2026	2,275	2,260
4.625%, 06/30/2026	4,895	4,904
0.875%, 06/30/2026	680	671
3.815%, USBMMY3M + 0.182%, 07/31/2026 (B)	23,040	23,045
4.125%, 10/31/2026	552	554
3.838%, USBMMY3M + 0.205%, 10/31/2026 (B)	23,745	23,750
4.250%, 11/30/2026	3,711	3,730
4.250%, 12/31/2026	500	503
4.000%, 01/15/2027	1,100	1,104
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.731%, USBMMY3M + 0.098%, 01/31/2027 (B)	$53,390	$53,383
4.125%, 02/28/2027	6,400	6,437
3.773%, USBMMY3M + 0.160%, 04/30/2027 (B)	31,310	31,310
3.792%, USBMMY3M + 0.159%, 07/31/2027 (B)	9,439	9,434
3.823%, USBMMY3M + 0.190%, 10/31/2027 (B)	21,036	21,050

Total U.S. Treasury Obligations
(Cost $1,252,931) ($ Thousands)		1,252,931

Total Investments — 103.9%
(Cost $1,252,931) ($ Thousands)		$1,252,931

Percentages are based on a Net Assets of $1,206,385 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of January 31, 2026, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust	7

SCHEDULE OF INVESTMENTS

January 31, 2026

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 37.3%
Communication Services — 0.8%
AT&T
4.250%, 03/01/2027	$1,485	$1,489
Consumer Discretionary — 2.9%
AutoZone
5.050%, 07/15/2026	450	452
BMW US Capital LLC
4.150%, 08/11/2027 (A)	300	301
1.250%, 08/12/2026 (A)	500	493
General Motors Financial
4.350%, 01/17/2027	1,000	1,002
Hyundai Capital America
5.450%, 06/24/2026 (A)	275	277
5.250%, 01/08/2027 (A)	1,330	1,346
Marriott International
4.200%, 07/15/2027	300	301
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (A)	475	478
O'Reilly Automotive
5.750%, 11/20/2026	210	213
Toyota Motor Credit
4.500%, 05/14/2027	350	353
Toyota Motor Credit MTN
3.750%, 01/12/2028	475	475
		5,691
Consumer Staples — 1.6%
BAT Capital
3.215%, 09/06/2026	800	797
Element Fleet Management
5.643%, 03/13/2027 (A)	290	294
Kraft Heinz Foods
3.000%, 06/01/2026	565	563
Mars
4.450%, 03/01/2027 (A)	1,465	1,476
		3,130
Energy — 1.5%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	55	55
Enbridge
3.700%, 07/15/2027	875	871
ONEOK
5.550%, 11/01/2026	1,425	1,440
Williams
5.400%, 03/02/2026	485	486
		2,852
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 24.2%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	$300	$304
4.988%, H15T1Y + 0.780%, 12/03/2028 (A)(B)	1,350	1,373
American Honda Finance MTN
4.550%, 07/09/2027	1,195	1,206
2.300%, 09/09/2026	500	495
Ares Capital
7.000%, 01/15/2027	250	257
Athene Global Funding
5.684%, 02/23/2026 (A)	445	445
5.349%, 07/09/2027 (A)	270	275
Avolon Holdings Funding
2.528%, 11/18/2027 (A)	1,010	981
Bank of America
4.623%, SOFR + 1.110%, 05/09/2029 (B)	250	254
1.734%, SOFR + 0.960%, 07/22/2027 (B)	1,220	1,207
Bank of America MTN
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	450	452
Bank of Montreal MTN
4.322%, SOFRINDX + 0.620%, 09/15/2026 (B)	675	677
Bank of New York Mellon
4.587%, SOFR + 0.693%, 04/20/2027 (B)	1,090	1,092
Barclays PLC
6.496%, SOFR + 1.880%, 09/13/2027 (B)	275	279
Blackstone Holdings Finance LLC
5.900%, 11/03/2027 (A)	450	463
BPCE
5.203%, 01/18/2027 (A)	300	304
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	240	245
Citigroup
3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	1,295	1,293
Citizens Bank
4.192%, SOFR + 0.700%, 01/29/2029 (B)	475	476
Commonwealth Bank of Australia
4.222%, SOFR + 0.520%, 06/15/2026 (A)(B)	425	426
Cooperatieve Rabobank UA
4.655%, H15T1Y + 1.750%, 08/22/2028 (A)(B)	1,200	1,211
4.372%, 05/27/2027	500	504

8	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Corebridge Global Funding
5.750%, 07/02/2026 (A)	$579	$583
Credit Agricole
5.589%, 07/05/2026 (A)	420	423
Daimler Truck Finance North America LLC
4.300%, 08/12/2027 (A)	300	302
Deutsche Bank NY
5.011%, SOFR + 1.219%, 11/16/2027 (B)	550	552
Equitable America Global Funding
3.950%, 09/15/2027 (A)	70	70
F&G Global Funding MTN
5.875%, 06/10/2027 (A)	400	408
Goldman Sachs Bank USA NY
5.414%, SOFR + 0.750%, 05/21/2027 (B)	325	326
Goldman Sachs Group
3.814%, TSFR3M + 1.420%, 04/23/2029 (B)	500	497
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	1,335	1,329
HSBC Holdings PLC
5.887%, SOFR + 1.570%, 08/14/2027 (B)	1,715	1,732
JPMorgan Chase
1.470%, SOFR + 0.765%, 09/22/2027 (B)	1,665	1,639
Lincoln Financial Global Funding
4.625%, 05/28/2028 (A)	300	303
Lloyds Banking Group PLC
5.985%, H15T1Y + 1.480%, 08/07/2027 (B)	275	278
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	200	202
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	1,535	1,525
Macquarie Bank MTN
3.915%, 02/03/2028 (A)	475	476
Mitsubishi UFJ Financial Group
3.850%, 03/01/2026	500	500
Morgan Stanley MTN
5.164%, SOFR + 1.590%, 04/20/2029 (B)	425	434
1.512%, SOFR + 0.858%, 07/20/2027 (B)	1,650	1,631
Morgan Stanley Bank
4.754%, 04/21/2026	250	250
Morgan Stanley Private Bank
4.213%, SOFR + 0.762%, 02/08/2030 (B)	265	265
National Rural Utilities Cooperative Finance MTN
3.950%, 12/10/2027	1,000	1,002
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/2027 (A)(B)	$250	$254
NTT Finance
4.567%, 07/16/2027 (A)	1,185	1,195
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	250	252
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	175	178
5.300%, SOFR + 1.342%, 01/21/2028 (B)	90	91
5.102%, SOFR + 0.796%, 07/23/2027 (B)	1,045	1,051
4.075%, SOFR + 0.610%, 01/26/2029 (B)	475	476
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	235	237
3.000%, 04/18/2026 (A)	500	499
Royal Bank of Canada MTN
5.069%, SOFR + 0.790%, 07/23/2027 (B)	1,300	1,307
Santander UK Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/2027 (B)	1,275	1,264
Societe Generale MTN
1.792%, H15T1Y + 1.000%, 06/09/2027 (A)(B)	300	297
Swedbank
6.136%, 09/12/2026 (A)	375	380
Toronto-Dominion Bank
3.913%, 01/13/2028	475	475
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	1,560	1,572
4.299%, SOFR + 0.590%, 09/10/2026 (B)	425	426
Truist Bank
4.671%, SOFR + 0.590%, 05/20/2027 (B)	1,785	1,788
4.144%, SOFR + 0.662%, 01/27/2029 (B)	1,240	1,241
Truist Financial MTN
6.047%, SOFR + 2.050%, 06/08/2027 (B)	275	277
UBS
4.864%, SOFR + 0.720%, 01/10/2028 (B)	300	302
1.250%, 06/01/2026	500	496
UBS Group
4.703%, H15T1Y + 2.050%, 08/05/2027 (A)(B)	200	201
US Bank
4.507%, SOFR + 0.690%, 10/22/2027 (B)	1,525	1,531

SEI Daily Income Trust	9

SCHEDULE OF INVESTMENTS

January 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo
6.303%, SOFR + 1.790%, 10/23/2029 (B)	$450	$475
Wells Fargo MTN
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	1,615	1,610
		46,821
Health Care — 1.2%
Bayer US Finance LLC
6.125%, 11/21/2026 (A)	200	203
CVS Health
5.000%, 02/20/2026	275	275
HCA
4.624%, SOFR + 0.870%, 03/01/2028 (B)	745	748
Pfizer
3.875%, 11/15/2027	500	502
RWJ Barnabas Health
2.954%, 07/01/2026	315	312
Solventum
5.450%, 02/25/2027	69	70
Stryker
4.550%, 02/10/2027	300	302
		2,412
Industrials — 1.5%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	250	255
4.625%, 10/15/2027	300	302
Air Lease
2.200%, 01/15/2027	1,080	1,062
Caterpillar Financial Services
4.500%, 01/07/2027	300	302
John Deere Capital
4.500%, 01/08/2027	300	302
PACCAR Financial MTN
3.900%, 02/05/2029	380	381
Penske Truck Leasing LP
5.750%, 05/24/2026 (A)	250	251
		2,855
Information Technology — 1.1%
Broadcom
3.459%, 09/15/2026	1,005	1,003
Oracle
1.650%, 03/25/2026	1,090	1,086
		2,089
Utilities — 2.5%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	260	264
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	$97	$98
DTE Electric
4.250%, 05/14/2027	160	161
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	348	335
Georgia Power
3.982%, SOFRINDX + 0.280%, 09/15/2026 (B)	500	500
NextEra Energy Capital Holdings
4.506%, SOFRINDX + 0.800%, 02/04/2028 (B)	1,210	1,217
NYSEG Storm Funding LLC
4.713%, 05/01/2029	338	342
Pacific Gas and Electric
5.000%, 06/04/2028	965	982
Southern California Edison
5.350%, 03/01/2026	1,065	1,066
		4,965
Total Corporate Obligations
(Cost $71,992) ($ Thousands)		72,304

ASSET-BACKED SECURITIES — 34.1%
Automotive — 22.6%
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/2028	199	201
Ally Auto Receivables Trust, Ser 2025-1, Cl A2
4.030%, 07/17/2028	185	185
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	374	380
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	44	44
AmeriCredit Automobile Receivables Trust, Ser 2024-1, Cl B
5.380%, 06/18/2029	375	382
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	32	32
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (A)	283	290
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	51	51
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	455	458
ARI Fleet Lease Trust, Ser 2025-A, Cl A2
4.380%, 01/17/2034 (A)	411	412

10	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (A)	$115	$116
ARI Fleet Lease Trust, Ser 2026-A, Cl A2
3.960%, 11/15/2034 (A)	1,175	1,176
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (A)	175	175
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl B
2.960%, 02/20/2027 (A)	25	25
BMW Vehicle Lease Trust, Ser 2024-1, Cl A4
5.000%, 06/25/2027	250	251
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	102	102
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	121	122
BMW Vehicle Lease Trust, Ser 2025-2, Cl A3
3.970%, 09/25/2028	320	321
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	189	190
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (A)	42	42
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (A)	500	503
Bridgecrest Lending Auto Securitization Trust, Ser 2024-4, Cl A3
4.720%, 09/15/2028	704	705
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A2A
3.880%, 01/16/2029	915	916
CarMax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/2027	112	112
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	136	136
CarMax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	475	482
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	1,385	1,401
CarMax Auto Owner Trust, Ser 2025-3, Cl A2A
4.420%, 08/15/2028	68	69
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	41	40
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	56	56
Carvana Auto Receivables Trust, Ser 2025-P3, Cl A2
4.070%, 02/12/2029	496	497
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	$30	$30
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	93	93
CPS Auto Receivables Trust, Ser 2025-C, Cl B
4.710%, 12/17/2029 (A)	750	754
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	272	273
Drive Auto Receivables Trust, Ser 2025-1, Cl A3
4.730%, 09/15/2032	365	367
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	2	2
Enterprise Fleet Financing LLC, Ser 2022-4, Cl A2
5.760%, 10/22/2029 (A)	19	19
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	8	8
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	105	106
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	371	375
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	119	120
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	48	48
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (A)	656	659
Enterprise Fleet Financing LLC, Ser 2025-2, Cl A1
4.555%, 05/20/2026 (A)	11	11
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	88	88
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	76	76
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A2A
4.370%, 03/15/2028	697	699
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A2A
3.830%, 08/15/2028	175	175

SEI Daily Income Trust	11

SCHEDULE OF INVESTMENTS

January 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (A)	$500	$500
Ford Credit Auto Owner Trust, Ser 2022-B, Cl A4
3.930%, 08/15/2027	123	123
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	74	74
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	128	128
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2A
4.470%, 12/15/2027	328	329
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A3
3.910%, 04/15/2030	200	201
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (A)	300	301
Ford Credit Floorplan Master Owner Trust A, Ser 2025-1, Cl A1
4.630%, 04/15/2030	1,410	1,431
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	30	30
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	32	32
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A3
4.210%, 10/20/2027	500	501
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	175	175
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	550	553
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A4
4.200%, 08/20/2029	620	622
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	552	556
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl A2A
4.400%, 02/16/2028	49	49
GM Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A2A
4.320%, 06/16/2028	225	226
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A2A
3.880%, 12/18/2028	705	706
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl A2A
3.770%, 03/16/2029	$185	$185
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (A)	800	804
GMF Floorplan Owner Revolving Trust, Ser 2025-1A, Cl A1
4.590%, 03/15/2029 (A)	495	499
Hertz Vehicle Financing III LLC, Ser 2023-1A, Cl A
5.490%, 06/25/2027 (A)	817	820
Hertz Vehicle Financing III LLC, Ser 2023-3A, Cl A
5.940%, 02/25/2028 (A)	225	228
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	235	237
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	97	97
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	122	122
Honda Auto Receivables Owner Trust, Ser 2025-3, Cl A2A
4.190%, 03/21/2028	380	381
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A3
5.020%, 03/15/2027 (A)	247	247
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (A)	370	374
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (A)	111	112
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A2A
4.370%, 01/18/2028 (A)	399	400
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (A)	500	504
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A2A
3.850%, 05/15/2028 (A)	305	305
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A3
4.320%, 10/15/2029	305	307
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	213	214
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A3
3.880%, 04/15/2030	245	245

12	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A2A
4.030%, 11/15/2028	$490	$491
Hyundai Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.010%, 10/15/2030 (A)	290	290
LAD Auto Receivables Trust, Ser 2025-2A, Cl A2
4.300%, 07/17/2028 (A)	262	262
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A2A
4.630%, 05/15/2028 (A)	59	59
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A2A
4.570%, 12/15/2026	2	2
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A4
4.220%, 06/17/2030	500	502
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	115	116
Mercedes-Benz Auto Receivables Trust, Ser 2024-1, Cl A3
4.800%, 04/16/2029	387	389
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl A
4.180%, 09/25/2030 (A)	1,250	1,254
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl B
4.420%, 09/25/2030 (A)	350	350
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl A2
4.420%, 09/15/2029 (A)	380	383
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	373	374
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	273	272
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	247	249
Nissan Auto Receivables Owner Trust, Ser 2024-B, Cl A3
4.340%, 03/15/2029	500	502
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	154	154
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (A)	190	191
Porsche Financial Auto Securitization Trust, Ser 2024-1A, Cl A3
4.440%, 01/22/2030 (A)	420	422
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (A)	$500	$502
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (A)	495	500
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	404	404
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	28	28
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (A)	116	116
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (A)	176	178
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (A)	158	160
Securitized Term Auto Receivables Trust, Ser 2026-A, Cl B
4.284%, 03/25/2033 (A)	765	766
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/2030 (A)	500	503
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/2030 (A)	180	181
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (A)	530	534
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A4
4.500%, 03/20/2029 (A)	550	555
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl B
4.740%, 04/20/2029 (A)	220	223
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A2
4.310%, 05/22/2028 (A)	540	542
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A4
4.290%, 06/20/2029 (A)	100	101
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	146	147
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	240	241
Toyota Lease Owner Trust, Ser 2024-A, Cl A4
5.260%, 06/20/2028 (A)	500	502

SEI Daily Income Trust	13

SCHEDULE OF INVESTMENTS

January 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (A)	$2	$2
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	305	306
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (A)	215	216
USB Auto Owner Trust, Ser 2025-1A, Cl A2
4.510%, 06/15/2028 (A)	509	510
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	421	422
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A3
4.010%, 01/22/2029	270	271
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	2	2
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A4
4.660%, 04/15/2030 (A)	400	405
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	151	152
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	158	160
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (A)	184	186
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (A)	350	353
World Omni Auto Receivables Trust, Ser 2022-A, Cl A4
1.900%, 03/15/2028	399	398
World Omni Auto Receivables Trust, Ser 2022-B, Cl A4
3.440%, 03/15/2028	500	499
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	105	105
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	475	480
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	475	479
		43,784
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Card — 2.0%
American Express Credit Account Master Trust, Ser 2023-2, Cl A
4.800%, 05/15/2030	$100	$102
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	765	775
CARDS II Trust, Ser 2024-1A, Cl A
4.345%, SOFR + 0.680%, 07/15/2029 (A)(B)	410	411
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (A)	355	359
Synchrony Card Funding LLC, Ser 2024-A2, Cl A
4.930%, 07/15/2030	1,635	1,660
Trillium Credit Card Trust II, Ser 2025-1A, Cl B
4.405%, 09/26/2030 (A)	185	185
WF Card Issuance Trust, Ser 2025-A1, Cl A
4.340%, 05/15/2030	425	430
		3,922
Miscellaneous Business Services — 9.5%
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	115	115
AGL CLO 14, Ser 2025-14A, Cl AR
4.800%, TSFR3M + 1.130%, 12/02/2034 (A)(B)	500	500
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	13	13
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	302	305
Amur Equipment Finance Receivables XV LLC, Ser 2025-1A, Cl A2
4.700%, 09/22/2031 (A)	472	477
Apidos CLO XXIII, Ser 2025-23A, Cl ARR
4.722%, TSFR3M + 1.050%, 04/15/2033 (A)(B)	367	366
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
4.879%, TSFR3M + 1.212%, 10/20/2030 (A)(B)	52	52
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	55	50
Auxilior Term Funding LLC, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	32	32
Bain Capital Credit CLO, Ser 2024-4A, Cl A1R
4.868%, TSFR3M + 1.200%, 10/20/2034 (A)(B)	250	250

14	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bain Capital Credit CLO, Ser 2025-1A, Cl A1
4.831%, TSFR3M + 1.160%, 04/23/2038 (A)(B)	$1,000	$1,001
Barings Equipment Finance LLC, Ser 2025-B, Cl A2
4.020%, 02/13/2029 (A)	135	135
Barings Equipment Finance LLC, Ser 2026-A, Cl A2
3.890%, 04/13/2029 (A)	150	150
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
4.909%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	39	38
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	38	38
CCG Receivables Trust, Ser 2025-1, Cl A2
4.480%, 10/14/2032 (A)	88	88
CCG Receivables Trust, Ser 2025-2, Cl A2
4.140%, 08/15/2034 (A)	205	205
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	147	148
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	113	113
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	183	184
CNH Equipment Trust, Ser 2026-A, Cl A2A
3.820%, 06/15/2029	188	188
Dewolf Park CLO, Ser 2021-1A, Cl AR
4.854%, TSFR3M + 1.182%, 10/15/2030 (A)(B)	42	42
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	62	62
Elmwood CLO 15, Ser 2025-2A, Cl A1R
4.819%, TSFR3M + 1.150%, 04/22/2035 (A)(B)	500	500
GreatAmerica Leasing Receivables Funding LLC, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	10	10
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	31	30
HINNT LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (A)	707	720
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	232	232
HPEFS Equipment Trust, Ser 2025-2A, Cl A2
4.070%, 11/22/2032 (A)	220	220
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	51	51
John Deere Owner Trust, Ser 2025-B, Cl A2A
4.280%, 07/17/2028	175	176
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
KKR CLO, Ser 2017-11, Cl AR
5.114%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	$23	$23
KKR CLO, Ser 2018-21, Cl A
4.934%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	60	60
Kubota Credit Owner Trust, Ser 2025-1A, Cl A2
4.610%, 12/15/2027 (A)	414	416
Kubota Credit Owner Trust, Ser 2025-2A, Cl A2
4.480%, 04/17/2028 (A)	100	101
Madison Park Funding XXX, Ser 2024-30A, Cl A1R
5.031%, TSFR3M + 1.360%, 07/16/2037 (A)(B)	875	877
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	119	120
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	193	185
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	263	243
Neuberger Berman Loan Advisers CLO, Ser 2024-25A, Cl AR2
5.068%, TSFR3M + 1.400%, 07/18/2038 (A)(B)	750	752
Neuberger Berman Loan Advisers CLO, Ser 2025-45A, Cl AR
4.727%, TSFR3M + 1.060%, 10/14/2036 (A)(B)	750	751
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/2038 (A)	618	618
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	222	222
Palmer Square CLO, Ser 2025-3A, Cl A1R
4.962%, TSFR3M + 1.290%, 10/15/2038 (A)(B)	500	503
Palmer Square Loan Funding, Ser 2024-1A, Cl A1
4.722%, TSFR3M + 1.050%, 10/15/2032 (A)(B)	322	322
PFS Financing, Ser 2025-A, Cl B
5.000%, 01/15/2029 (A)	350	352
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	205	208
SCF Equipment Leasing LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (A)	52	52

SEI Daily Income Trust	15

SCHEDULE OF INVESTMENTS

January 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC, Ser 2025-2A, Cl A2
4.260%, 12/22/2031 (A)	$950	$953
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.818%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	725	726
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	49	47
SoFi Consumer Loan Program Trust, Ser 2025-1, Cl A
4.800%, 02/27/2034 (A)	369	371
Tricon Residential Trust, Ser 2024-SFR2, Cl A
4.750%, 06/17/2040 (A)	299	300
Trinity Rail Leasing LLC, Ser 2020-1A, Cl A
1.960%, 10/17/2050 (A)	137	131
Trinity Rail Leasing LLC, Ser 2020-2A, Cl A2
2.560%, 11/19/2050 (A)	590	569
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (A)	231	224
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (A)	635	606
USQ Rail II LLC, Ser 2021-3A, Cl A
2.210%, 06/28/2051 (A)	514	497
Verizon Master Trust Series, Ser 2025-9, Cl A1A
3.960%, 10/21/2030	200	200
Verizon Master Trust, Ser 2024-6, Cl B
4.420%, 08/20/2030	485	488
Verizon Master Trust, Ser 2025-1, Cl A
4.710%, 01/21/2031	180	183
Volvo Financial Equipment LLC, Ser 2025-1A, Cl A2
4.410%, 11/15/2027 (A)	66	66
Voya CLO, Ser 2018-2A, Cl A1R
4.900%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	6	6
Voya CLO, Ser 2025-3A, Cl A1RR
4.728%, TSFR3M + 1.060%, 04/20/2034 (A)(B)	725	725
		18,388
Total Asset-Backed Securities
(Cost $65,897) ($ Thousands)		66,094

MORTGAGE-BACKED SECURITIES — 13.2%
Agency Mortgage-Backed Obligations — 4.1%
FHLMC
3.000%, 03/01/2030 to 09/01/2030	326	321
FHLMC REMIC, Ser 2013-4150, Cl GE
2.000%, 01/15/2033	491	470
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	$709	$705
FHLMC REMIC, Ser 2014-4385, Cl EU
3.000%, 04/15/2035	975	968
FHLMC REMIC, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	455	450
FHLMC REMIC, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	177	177
FNMA
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	1	1
6.000%, 01/01/2027	1	1
3.500%, 08/01/2032	159	157
3.000%, 10/01/2030 to 12/01/2030	239	235
2.500%, 06/01/2029	892	880
FNMA REMIC, Ser 2001-33, Cl FA
4.262%, SOFR30A + 0.564%, 07/25/2031(B)	1	1
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	50	49
FNMA REMIC, Ser 2015-57, Cl CA
3.000%, 08/25/2034	107	106
FNMA REMIC, Ser 2017-81, Cl YA
3.000%, 05/25/2046	352	343
FNMA REMIC, Ser 2019-3, Cl BA
3.200%, 02/25/2049	879	851
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/2052	653	649
GNMA, Ser 2022-50, Cl BD
3.000%, 04/20/2050	833	805
GNMA, Ser 2025-47, Cl HA
5.000%, 11/20/2052	731	733
		7,902
Non-Agency Mortgage-Backed Obligations — 9.1%
ALA Trust, Ser OANA, Cl A
5.424%, TSFR1M + 1.743%, 06/15/2040(A)(B)	760	766
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	11	11
BOCA Commercial Mortgage Trust, Ser BOCA, Cl A
5.280%, TSFR1M + 1.600%, 12/15/2042(A)(B)	990	996
BPR Trust, Ser 2021-TY, Cl A
4.846%, TSFR1M + 1.164%, 09/15/2038(A)(B)	960	960
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	22	21

16	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	$57	$53
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	19	19
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	108	102
BSPRT, Ser 2022-FL8, Cl A
5.207%, SOFR30A + 1.500%, 02/15/2037(A)(B)	61	61
BX Commercial Mortgage Trust, Ser CSMO, Cl A
5.795%, TSFR1M + 2.115%, 06/15/2027(A)(B)	225	225
BX Trust, Ser 2021-LGCY, Cl A
4.301%, TSFR1M + 0.620%, 10/15/2036(A)(B)	600	600
BX Trust, Ser 2022-LBA6, Cl A
4.680%, TSFR1M + 1.000%, 01/15/2039(A)(B)	625	624
BX Trust, Ser GW, Cl A
5.280%, TSFR1M + 1.600%, 07/15/2042(A)(B)	725	727
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.152%, 02/25/2058(A)(B)	41	41
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	63	59
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	40	38
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	123	108
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	188	161
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	52	48
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	350	303
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	336	293
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.347%, SOFR30A + 1.650%, 12/25/2041(A)(B)	250	252
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
5.597%, SOFR30A + 1.900%, 12/25/2041(A)(B)	$1,025	$1,030
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
5.997%, SOFR30A + 2.300%, 01/25/2043(A)(B)	85	87
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.197%, SOFR30A + 2.500%, 04/25/2043(A)(B)	116	117
Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
4.847%, SOFR30A + 1.150%, 03/25/2044(A)(B)	67	67
CSAIL Commercial Mortgage Trust, Ser C14, Cl ASB
4.359%, 11/15/2051(B)	68	68
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	140	118
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	23	22
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	54	49
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	8	8
ELM Trust, Ser ELM, Cl A10
5.994%, 06/10/2039(A)(B)	520	523
ELM Trust, Ser ELM, Cl A15
5.994%, 06/10/2039(A)(B)	485	487
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.997%, SOFR30A + 1.300%, 02/25/2042(A)(B)	30	29
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
4.947%, SOFR30A + 1.250%, 05/25/2044(A)(B)	164	165
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
4.947%, SOFR30A + 1.250%, 03/25/2044(A)(B)	100	100
FHLMC STACR REMIC Trust, Ser 2025-DNA1, Cl M2
5.047%, SOFR30A + 1.350%, 01/25/2045(A)(B)	150	150
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
9.712%, SOFR30A + 6.014%, 10/25/2028(B)	54	54

SEI Daily Income Trust	17

SCHEDULE OF INVESTMENTS

January 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl A
5.130%, TSFR1M + 1.450%, 12/15/2039(A)(B)	$555	$556
HLTN Commercial Mortgage Trust, Ser DPLO, Cl A
5.322%, TSFR1M + 1.642%, 06/15/2041(A)(B)	350	351
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	193	173
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	149	128
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	168	147
JPMCC Commercial Mortgage Securities Trust, Ser JP7, Cl ASB
3.241%, 09/15/2050	132	131
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.552%, 10/25/2029(A)(B)	199	197
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.537%, TSFR1M + 0.864%, 04/25/2046(A)(B)	47	47
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	32	31
MF1, Ser 2022-FL8, Cl A
5.023%, TSFR1M + 1.350%, 02/19/2037(A)(B)	193	193
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	25	24
MHP, Ser 2021-STOR, Cl A
4.496%, TSFR1M + 0.814%, 07/15/2038(A)(B)	155	155
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	5	5
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	84	83
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	432	427
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	132	129
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	58	56
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser H3, Cl ASB
4.120%, 07/15/2051	$46	$45
Morgan Stanley Capital I Trust, Ser HR2, Cl ASB
3.509%, 12/15/2050	75	75
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	59	57
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	137	134
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.759%, 09/25/2057(A)(B)	67	64
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	20	19
NRTH Commercial Mortgage Trust, Ser PARK, Cl A
5.074%, TSFR1M + 1.393%, 10/15/2040(A)(B)	425	426
NYC Commercial Mortgage Trust, Ser 3BP, Cl A
4.893%, TSFR1M + 1.213%, 02/15/2042(A)(B)	785	785
OBX Trust, Ser 2018-1, Cl A2
4.437%, TSFR1M + 0.764%, 06/25/2057(A)(B)	8	8
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
4.275%, SOFR + 0.482%, 11/15/2038(A)(B)	27	27
PRPM LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(A)(C)	179	180
RCKT Mortgage Trust, Ser 2023-CES1, Cl A1A
6.515%, 06/25/2043(A)(B)	265	266
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	2	2
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	1	1
SREIT Trust, Ser 2021-MFP, Cl B
4.875%, TSFR1M + 1.194%, 11/15/2038(A)(B)	398	398
SREIT Trust, Ser MFP, Cl A
4.526%, TSFR1M + 0.845%, 11/15/2038(A)(B)	84	84
STAR Trust, Ser 2024-SFR4, Cl A
5.430%, TSFR1M + 1.750%, 10/17/2041(A)(B)	484	486

18	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
STAR Trust, Ser 2024-SFR4, Cl B
5.780%, TSFR1M + 2.100%, 10/17/2041(A)(B)	$175	$176
STAR Trust, Ser 2025-SFR5, Cl A
5.131%, TSFR1M + 1.450%, 02/17/2042(A)(B)	285	285
STAR Trust, Ser 2025-SFR5, Cl B
5.431%, TSFR1M + 1.750%, 02/17/2042(A)(B)	550	551
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	11	11
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	19	19
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	5	5
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	43	43
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	18	18
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	79	78
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	246	240
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	110	100
UBS Commercial Mortgage Trust, Ser C4, Cl ASB
3.366%, 10/15/2050	186	185
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	63	58
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	126	116
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	83	77
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	98	92
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	53	51
Wells Fargo Commercial Mortgage Trust, Ser C39, Cl ASB
3.212%, 09/15/2050	55	55
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	$96	$95
		17,687
Total Mortgage-Backed Securities
(Cost $25,818) ($ Thousands)		25,589

U.S. TREASURY OBLIGATIONS — 12.5%
U.S. Treasury Notes
4.250%, 02/15/2028	325	329
3.625%, 08/31/2027 (D)	2,950	2,954
3.625%, 05/31/2028	2,000	2,003
3.500%, 01/31/2028	350	350
3.500%, 12/15/2028	2,275	2,269
3.375%, 12/31/2027	2,675	2,667
3.375%, 09/15/2028	1,475	1,467
3.250%, 06/30/2027	7,250	7,222
1.625%, 11/30/2026	5,025	4,946

Total U.S. Treasury Obligations
(Cost $24,167) ($ Thousands)		24,207

MUNICIPAL BONDS — 2.0%
New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	595	597

New York — 1.2%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	330	331
City of New York New York, Ser H, GO
4.542%, 02/01/2027	205	207
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.724%, 11/01/2026	945	952
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
4.507%, 11/01/2026	375	377
3.805%, 11/01/2027	415	415
		2,282
Pennsylvania — 0.5%
City of Philadelphia Pennsylvania, Ser B, GO
4.460%, 08/01/2027	335	339

SEI Daily Income Trust	19

SCHEDULE OF INVESTMENTS

January 31, 2026

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia Authority for Industrial Development, Ser A, RB
6.350%, 04/15/2028	$450	$466
Redevelopment Authority of the City of Philadelphia, Ser A, RB
4.503%, 09/01/2026	165	166
		971
Total Municipal Bonds
(Cost $3,832) ($ Thousands)		3,850

COMMERCIAL PAPER — 0.6%
Deaconess Health System
3.835%, 04/07/2026 (E)	475	471
Novant Health
3.827%, 03/17/2026 (E)	450	448
Toyota Motor Credit Corporation
3.832%, 07/13/2026 (E)	250	246

Total Commercial Paper
(Cost $1,165) ($ Thousands)		1,165

REPURCHASE AGREEMENT(F) — 0.4%
BNP Paribas
3.660%, dated 1/30/2026 to be repurchased on 02/02/2026, repurchase price $700,214 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $3,515,396, 3.000% - 6.000%, 01/01/2047 – 07/01/2053; with a total market value $714,000)	700	700
Total Repurchase Agreement
(Cost $700) ($ Thousands)		700

Total Investments in Securities — 100.1%
(Cost $193,571) ($ Thousands)		$193,909

Percentages are based on Net Assets of $193,760 ($ Thousands).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2026, the value of these securities amounted to $74,241 ($ Thousands), representing 38.3% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of January 31, 2026 was $60 ($ Thousands).
(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	72,304	–	72,304
Asset-Backed Securities	–	66,094	–	66,094
Mortgage-Backed Securities	–	25,589	–	25,589
U.S. Treasury Obligations	–	24,207	–	24,207
Municipal Bonds	–	3,850	–	3,850
Commercial Paper	–	1,165	–	1,165
Repurchase Agreement	–	700	–	700
Total Investments in Securities	–	193,909	–	193,909

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	28	–	–	28
Unrealized Depreciation	(3)	–	–	(3)
Total Other Financial Instruments	25	–	–	25

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:
Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 5-Year Treasury Note	11	Mar-2026	$1,201	$1,199	$(2)
Short Contracts
U.S. 2-Year Treasury Note	(3)	Mar-2026	$(625)	$(626)	$(1)
U.S. 10-Year Treasury Note	(19)	Mar-2026	(2,153)	(2,125)	28
			(2,778)	(2,751)	27
			$(1,577)	$(1,552)	$25

20	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2026

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 71.6%
Agency Mortgage-Backed Obligations — 71.6%
FHLMC
6.000%, 12/01/2052 to 03/01/2053	$1,895	$1,971
5.500%, 02/01/2053	2,371	2,416
5.000%, 07/01/2040	1,139	1,153
4.500%, 04/01/2026 to 12/01/2039	532	535
4.000%, 01/01/2033 to 07/01/2049	3,334	3,303
3.500%, 01/01/2029 to 05/01/2035	6,699	6,640
3.000%, 12/01/2031 to 12/01/2046	6,632	6,228
2.500%, 06/01/2030 to 02/01/2032	2,133	2,071
2.000%, 06/01/2036	555	513
1.500%, 09/01/2041	461	390
FHLMC Multifamily Structured Pass Through Certificates, Ser 176, Cl X1, IO
0.046%, 12/25/2035(A)	110,500	1,008
FHLMC Multifamily Structured Pass-Through Certificates, Ser 170, Cl X1, IO
0.209%, 02/25/2035(A)	7,886	154
FHLMC Multifamily Structured Pass-Through Certificates, Ser K060, Cl A1
2.958%, 07/25/2026	177	176
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.726%, 06/25/2027(A)	16,592	121
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.584%, 01/25/2030(A)	12,028	646
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.575%, 01/25/2031(A)	13,434	325
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.509%, 03/25/2031(A)	10,080	214
FHLMC Multifamily Structured Pass-Through Certificates, Ser K154, Cl X1, IO
0.353%, 01/25/2033(A)	14,643	352
FHLMC Multifamily Structured Pass-Through Certificates, Ser K167, Cl X1, IO
0.154%, 10/25/2034(A)	15,849	249
FHLMC Multifamily Structured Pass-Through Certificates, Ser K510, Cl A2
5.069%, 10/25/2028(A)	2,365	2,434
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	3,190	3,265
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2
5.477%, 01/25/2029	14,000	14,572
FHLMC Multifamily Structured Pass-Through Certificates, Ser K517, Cl A2
5.355%, 01/25/2029(A)	6,620	6,874
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	$3,300	$3,356
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.605%, 10/25/2026(A)	20,254	59
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.765%, 03/25/2028(A)	5,628	62
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
4.391%, SOFR30A + 0.604%, 02/25/2026(A)	218	218
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
4.381%, SOFR30A + 0.594%, 04/25/2026(A)	1,038	1,038
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
4.401%, SOFR30A + 0.614%, 10/25/2026(A)	138	138
FHLMC REMIC, Ser 2003-2571, Cl FY
4.572%, SOFR30A + 0.864%, 12/15/2032(A)	1,031	1,038
FHLMC REMIC, Ser 2006-3148, Cl CF
4.222%, SOFR30A + 0.514%, 02/15/2034(A)	46	46
FHLMC REMIC, Ser 2006-3153, Cl FX
4.172%, SOFR30A + 0.464%, 05/15/2036(A)	34	33
FHLMC REMIC, Ser 2006-3174, Cl FA
4.122%, SOFR30A + 0.414%, 04/15/2036(A)	734	729
FHLMC REMIC, Ser 2006-3219, Cl EF
4.222%, SOFR30A + 0.514%, 04/15/2032(A)	1,034	1,030
FHLMC REMIC, Ser 2007-3339, Cl HF
4.342%, SOFR30A + 0.634%, 07/15/2037(A)	1,110	1,107
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	411	415
FHLMC REMIC, Ser 2010-3781, Cl YB
3.500%, 12/15/2030	797	789
FHLMC REMIC, Ser 2011-3788, Cl FA
4.352%, SOFR30A + 0.644%, 01/15/2041(A)	1,530	1,527
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	11	–
FHLMC REMIC, Ser 2011-3930, Cl KE
4.000%, 09/15/2041	7,130	7,045
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	10	–
FHLMC REMIC, Ser 2012-4107, Cl HE
1.500%, 10/15/2041	3,090	2,954

SEI Daily Income Trust	21

SCHEDULE OF INVESTMENTS

January 31, 2026

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	$2,167	$2,110
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	723	657
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	217	212
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	208	204
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	3	–
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	206	14
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	45	1
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	54	1
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	141	3
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	76	2
FHLMC REMIC, Ser 2013-4200, Cl LC
2.000%, 05/15/2033	4,172	3,946
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	8	–
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	664	637
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	2,010
FHLMC REMIC, Ser 2014-4292, Cl P
3.500%, 03/15/2043	529	521
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	39	–
FHLMC REMIC, Ser 2014-4344, Cl KZ
3.500%, 05/15/2034	5,302	5,191
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	631	620
FHLMC REMIC, Ser 2015-4456, Cl BA
3.000%, 05/15/2044	529	513
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	752	727
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	157	8
FHLMC REMIC, Ser 2015-4535, Cl PA
3.000%, 03/15/2044	1,279	1,249
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	322	40
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	305	296
FHLMC REMIC, Ser 2017-4654, Cl AK
3.000%, 07/15/2044	1,503	1,484
FHLMC REMIC, Ser 2017-4657, Cl PU
3.000%, 09/15/2044	1,110	1,091
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2017-4673, Cl PH
3.500%, 01/15/2045	$1,324	$1,318
FHLMC REMIC, Ser 2017-4700, Cl HV
3.000%, 09/15/2040	4,255	4,196
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	435	417
FHLMC REMIC, Ser 2017-4740, Cl P
3.000%, 12/15/2047	4,167	3,783
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	459	90
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	1,429	212
FHLMC REMIC, Ser 2020-4996, Cl BI, IO
2.500%, 06/25/2050	3,530	549
FHLMC REMIC, Ser 2020-5010, Cl IE, IO
4.000%, 09/25/2050	2,101	421
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,091	935
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	1,375	1,286
FHLMC REMIC, Ser 2021-5079, Cl CB
1.000%, 02/25/2051	4,832	4,257
FHLMC REMIC, Ser 2021-5083, Cl AI, IO
2.500%, 03/25/2051	2,918	431
FHLMC REMIC, Ser 2021-5091, Cl IG, IO
3.500%, 04/25/2051	2,360	475
FHLMC REMIC, Ser 2021-5169, Cl IO, IO
3.000%, 09/25/2051	2,894	462
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	1,752	1,557
FHLMC REMIC, Ser 2021-5183, Cl IC, IO
3.000%, 01/25/2052	3,117	492
FHLMC REMIC, Ser 2022-5213, Cl JH
3.000%, 09/25/2051	2,009	1,930
FHLMC REMIC, Ser 2022-5228, Cl DG
3.500%, 01/25/2046	4,442	4,315
FHLMC REMIC, Ser 2022-5243, Cl AV
5.000%, 06/25/2033	3,362	3,376
FHLMC REMIC, Ser 2022-5263, Cl GA
5.000%, 09/25/2045	3,174	3,200
FHLMC REMIC, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	306	305
FHLMC REMIC, Ser 2023-5320, Cl CI, IO
4.000%, 10/15/2047	3,085	515
FHLMC REMIC, Ser 2024-5413, Cl KV
5.500%, 03/25/2035	6,445	6,640
FHLMC REMIC, Ser 2024-5491, Cl CV
5.500%, 11/25/2035	6,045	6,183
FHLMC REMIC, Ser 2025-5538, Cl AV
5.000%, 04/25/2036	7,095	7,207
FHLMC REMIC, Ser 2025-5558, Cl EA
5.000%, 10/25/2052	4,077	4,083

22	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2017-3, Cl MA
3.000%, 07/25/2056	$2,829	$2,694
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	2,861	2,706
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	1,452	1,427
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	2,885	2,826
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/26/2058	4,936	4,805
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MV
3.500%, 10/25/2058	812	777
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	3,732	3,509
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	487	441
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	5,735	5,233
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	973	884
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	144	156
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,314	201
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	109	2
FHLMC, Ser 2020-373, Cl 100
1.000%, 10/25/2038	3,330	2,984
FHLMC, Ser 2022-386, Cl C10, IO
2.500%, 02/15/2042	4,646	512
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	3,325	526
FHLMC, Ser 2022-389, Cl C35, IO
2.000%, 06/15/2052	4,076	544
FNMA
7.000%, 06/01/2037	1	1
6.500%, 05/01/2026 to 01/01/2036	26	27
6.153%, H15T1Y + 2.165%, 08/01/2029(A)	6	6
5.500%, 06/01/2038 to 06/01/2053	11,731	11,997
5.170%, 02/01/2029	3,325	3,441
5.076%, SOFR30A + 2.150%, 11/01/2055(A)	4,846	4,937
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.065%, 12/01/2028	$2,440	$2,516
4.820%, 04/01/2029	2,595	2,664
4.500%, 06/01/2028	2,670	2,712
4.400%, 07/01/2030	1,205	1,221
4.390%, 04/01/2029	2,862	2,909
4.000%, 05/01/2026 to 08/01/2051	2,942	2,911
3.500%, 06/01/2031 to 12/01/2034	5,812	5,738
3.000%, 09/01/2027 to 11/01/2036	7,425	7,191
2.960%, 01/01/2027	1,073	1,065
2.500%, 01/01/2028 to 09/01/2036	9,898	9,591
2.000%, 05/01/2036 to 12/01/2036	4,078	3,775
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	560	506
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	12	–
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	1,393	271
FNMA Interest, Ser 2022-426, Cl C38, IO
2.000%, 03/25/2052	3,918	491
FNMA Interest, Ser 2023-429, Cl C3, IO
2.500%, 09/25/2052	3,782	590
FNMA Interest, Ser 2023-437, Cl C8, IO
2.500%, 06/25/2052	3,266	490
FNMA or FHLMC TBA
5.000% - 6.000%, 07/01/2038 - 03/15/2056	2,048	2,330
FNMA REMIC, Ser 2002-53, Cl FK
4.212%, SOFR30A + 0.514%, 04/25/2032(A)	20	20
FNMA REMIC, Ser 2005-101, Cl B
5.000%, 11/25/2035	505	517
FNMA REMIC, Ser 2006-76, Cl QF
4.212%, SOFR30A + 0.514%, 08/25/2036(A)	121	120
FNMA REMIC, Ser 2006-79, Cl DF
4.162%, SOFR30A + 0.464%, 08/25/2036(A)	84	84
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	129	135
FNMA REMIC, Ser 2007-64, Cl FB
4.182%, SOFR30A + 0.484%, 07/25/2037(A)	730	726
FNMA REMIC, Ser 2008-16, Cl FA
4.512%, SOFR30A + 0.814%, 03/25/2038(A)	303	304
FNMA REMIC, Ser 2009-110, Cl FD
4.562%, SOFR30A + 0.864%, 01/25/2040(A)	1,682	1,692
FNMA REMIC, Ser 2009-112, Cl FM
4.562%, SOFR30A + 0.864%, 01/25/2040(A)	1,066	1,072
FNMA REMIC, Ser 2009-77, Cl ZA
4.500%, 10/25/2039	635	638

SEI Daily Income Trust	23

SCHEDULE OF INVESTMENTS

January 31, 2026

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2009-82, Cl FC
4.732%, SOFR30A + 1.034%, 10/25/2039(A)	$1,249	$1,265
FNMA REMIC, Ser 2009-82, Cl FD
4.662%, SOFR30A + 0.964%, 10/25/2039(A)	1,209	1,221
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	269	271
FNMA REMIC, Ser 2010-56, Cl AF
4.539%, SOFR30A + 0.664%, 06/25/2040(A)	1,103	1,101
FNMA REMIC, Ser 2011-17, Cl ZM
3.500%, 03/25/2031	2,362	2,334
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	235	231
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	88	2
FNMA REMIC, Ser 2012-124, Cl BC
3.000%, 03/25/2042	1,055	1,039
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,094	1,811
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	522	31
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	167	2
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.516%, 05/25/2042(A)	11	1
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	30	–
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	37	1
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	362	16
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	314	308
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	131	129
FNMA REMIC, Ser 2013-121, Cl FA
4.212%, SOFR30A + 0.514%, 12/25/2043(A)	7,328	7,285
FNMA REMIC, Ser 2013-130, Cl FQ
4.012%, SOFR30A + 0.314%, 06/25/2041(A)	1,015	1,009
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	404	397
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	237	233
FNMA REMIC, Ser 2013-76, Cl PH
2.500%, 09/25/2042	1,458	1,396
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	197	193
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	4,721	4,702
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2014-50, Cl SC, IO
2.077%, 08/25/2044(A)	$614	$36
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.859%, 04/25/2055(A)	487	22
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	241	239
FNMA REMIC, Ser 2015-42, Cl AI, IO
2.020%, 06/25/2055(A)	527	26
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	452	444
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	255	22
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	47	1
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	915	886
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	1,451	203
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	3	–
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	283	273
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	352	66
FNMA REMIC, Ser 2016-95, Cl BC
2.500%, 07/25/2040	1,178	1,128
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	699	690
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	1,353	237
FNMA REMIC, Ser 2017-69, Cl GA
3.000%, 05/25/2045	1,028	1,006
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	4,893	4,858
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	1,738	1,689
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	5,809	5,790
FNMA REMIC, Ser 2018-89, Cl CA
4.000%, 06/25/2053	932	930
FNMA REMIC, Ser 2019-38, Cl PC
3.000%, 02/25/2048	579	552
FNMA REMIC, Ser 2019-42, Cl KA
3.000%, 07/25/2049	6,001	5,518
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	943	55
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	1,686	142
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	3,164	502
FNMA REMIC, Ser 2020-37, Cl IM, IO
4.000%, 06/25/2050	2,536	507

24	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	$1,231	$1,080
FNMA REMIC, Ser 2020-65, Cl BI, IO
4.000%, 09/25/2050	2,110	398
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	2,026	350
FNMA REMIC, Ser 2020-77, Cl HI, IO
4.000%, 11/25/2050	2,717	553
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	3,217	516
FNMA REMIC, Ser 2021-26, Cl YI, IO
3.500%, 05/25/2050	3,103	568
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	3,821	573
FNMA REMIC, Ser 2021-3, Cl TI, IO
2.500%, 02/25/2051	3,515	598
FNMA REMIC, Ser 2021-86, Cl T
2.500%, 09/25/2048	1,045	942
FNMA REMIC, Ser 2021-95, Cl GI, IO
3.000%, 01/25/2052	3,277	517
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	4,396	4,353
FNMA REMIC, Ser 2022-5, Cl AB
2.000%, 03/25/2050	1,578	1,371
FNMA REMIC, Ser 2022-72, Cl CB
5.250%, 07/25/2039	4,472	4,494
FNMA REMIC, Ser 2022-75, Cl B
5.500%, 07/25/2047	1,832	1,860
FNMA REMIC, Ser 2022-77, Cl CA
5.000%, 04/25/2039	803	802
FNMA REMIC, Ser 2023-53, Cl GB
6.000%, 08/25/2044	574	585
FNMA REMIC, Ser 2024-41, Cl DA
5.500%, 12/25/2051	8,590	8,681
FNMA REMIC, Ser 2024-70, Cl FA
4.747%, SOFR30A + 1.050%, 10/25/2054(A)	4,022	4,045
FNMA REMIC, Ser 2025-106, Cl PC
4.750%, 09/25/2054	5,965	5,944
FNMA REMIC, Ser 2025-13, Cl BD
4.750%, 09/25/2051	5,413	5,428
FNMA REMIC, Ser 2025-3, Cl BA
5.500%, 03/25/2052	1,868	1,894
FNMA REMIC, Ser 2025-3, Cl DA
5.500%, 04/25/2052	1,730	1,768
FNMA REMIC, Ser 2025-34, Cl BA
5.000%, 12/25/2051	1,879	1,881
FNMA TBA
3.500% - 4.500%, 04/01/2026 - 03/15/2056	(12,404)	(11,890)
FNMA, Ser 2019-M21, Cl X1, IO
1.453%, 05/25/2029(A)	9,617	302
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA
6.500%, 12/15/2037 to 02/20/2039	$72	$76
6.000%, 02/15/2029 to 06/15/2041	299	311
5.500%, 01/15/2038 to 02/15/2041	692	720
5.000%, 09/15/2039 to 04/15/2041	274	282
4.500%, 09/20/2049	992	982
4.000%, 07/15/2041 to 08/15/2041	39	38
3.500%, 06/20/2046	1,369	1,288
GNMA TBA
2.500%, 02/20/2052 - 02/15/2056	(1)	7
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	1,182	1,185
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	936	183
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	442	89
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	340	335
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,341	188
GNMA, Ser 2012-143, Cl XK
2.000%, 12/16/2027	624	617
GNMA, Ser 2012-26, Cl GJ
2.500%, 02/20/2027	539	535
GNMA, Ser 2012-30, Cl AB
2.250%, 03/20/2027	211	209
GNMA, Ser 2012-34, Cl KA
2.250%, 03/20/2027	225	223
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	90	90
GNMA, Ser 2012-38, Cl GE
2.250%, 03/20/2027	363	359
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	28	–
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	777	742
GNMA, Ser 2013-129, Cl AF
4.190%, TSFR1M + 0.514%, 10/20/2039(A)	2,227	2,220
GNMA, Ser 2013-136, Cl AB
2.000%, 08/20/2027	247	246
GNMA, Ser 2013-157, Cl AE
2.500%, 10/16/2028	3,216	3,172
GNMA, Ser 2013-164, Cl CE
2.000%, 11/16/2028	1,551	1,527
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	156	154
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	260	34
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	37	–
GNMA, Ser 2014-129, Cl BA
2.000%, 09/20/2029	1,172	1,146

SEI Daily Income Trust	25

SCHEDULE OF INVESTMENTS

January 31, 2026

Short-Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-139, Cl KA
2.000%, 09/20/2029	$1,062	$1,040
GNMA, Ser 2014-144, Cl DG
2.000%, 09/16/2029	1,786	1,760
GNMA, Ser 2014-146, Cl GH
2.000%, 09/20/2029	1,781	1,730
GNMA, Ser 2014-149, Cl EA
2.000%, 10/20/2029	368	361
GNMA, Ser 2014-158, Cl A
2.000%, 10/20/2029	1,087	1,063
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	108	21
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	80	78
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	602	577
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	1,033	996
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	7	–
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	1	–
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	660	130
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	473	73
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	237	234
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	49	–
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	604	39
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	213	5
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	600	69
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	919	163
GNMA, Ser 2016-81, Cl CA
2.250%, 03/16/2045	923	858
GNMA, Ser 2016-91, Cl TJ
2.500%, 07/20/2046	4,557	4,091
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	58	–
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	740	120
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	158	34
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	199	37
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	567	74
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	$382	$55
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	711	113
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	315	303
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,074	1,024
GNMA, Ser 2018-6, Cl CM
2.500%, 10/20/2046	3,952	3,702
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	1,947	365
GNMA, Ser 2019-132, Cl NA
3.500%, 09/20/2049	2,092	1,978
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,201	178
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	1,650	250
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	1,420	300
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	3,072	2,504
GNMA, Ser 2021-215, Cl KA
2.500%, 10/20/2049	2,568	2,315
GNMA, Ser 2022-124, Cl HA
4.000%, 12/20/2048	1,246	1,231
GNMA, Ser 2022-34, Cl QJ
3.000%, 02/20/2052	2,165	2,046
GNMA, Ser 2022-75, Cl DA
4.000%, 09/20/2047	3,458	3,446
GNMA, Ser 2022-87, Cl CA
2.500%, 09/20/2036	8,365	7,932
GNMA, Ser 2023-112, Cl NA
6.000%, 11/20/2052	821	841
GNMA, Ser 2024-127, Cl KE
2.500%, 04/20/2044	4,017	3,843
Seasoned Loans Structured Transaction Trust, Ser 2023-1, Cl A12
3.250%, 10/25/2033(B)	14,328	14,164

Total Mortgage-Backed Securities
(Cost $421,917) ($ Thousands)		425,795

U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Treasury Notes
4.375%, 12/15/2026 (C)	6,875	6,921
3.750%, 04/15/2028	23,775	23,871
3.625%, 08/31/2027	47,275	47,338
3.625%, 08/15/2028	11,775	11,790

26	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.125%, 10/31/2026	$27,275	$26,778

Total U.S. Treasury Obligations
(Cost $116,481) ($ Thousands)		116,698

REPURCHASE AGREEMENTS(D) — 2.5%
BNP Paribas
3.660%, dated 01/30/2026 to be repurchased on 02/02/2026, repurchase price $7,602,318 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $8,287,239, 2.000% - 7.500%, 10/01/2028 – 01/20/2056; with a total market value $7,752,017)	7,600	7,600
Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(D) (continued)
Deutsche Bank
3.670%, dated 01/30/2026 to be repurchased on 02/02/2026, repurchase price $7,502,294 (collateralized by a U.S. Government obligation, par value $8,706,240, 6.000%, 08/01/2054; with total market value $7,650,000)	$7,500	$7,500

Total Repurchase Agreements
(Cost $15,100) ($ Thousands)		15,100

Total Investments in Securities — 93.8%
(Cost $553,498) ($ Thousands)		$557,593

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	938	Mar-2026	$195,963	$195,566	$(397)
U.S. 5-Year Treasury Note	31	Mar-2026	3,376	3,377	1
U.S. Long Treasury Bond	2	Mar-2026	234	230	(4)
			199,573	199,173	(400)
Short Contracts
U.S. 10-Year Treasury Note	(331)	Mar-2026	$(37,419)	$(37,015)	$404
Ultra 10-Year U.S. Treasury Note	(216)	Mar-2026	(25,015)	(24,658)	357
			(62,434)	(61,673)	761
			$137,139	$137,500	$361

Percentages are based on Net Assets of $594,432 ($ Thousands).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2026, the value of these securities amounted to $14,164 ($ Thousands), representing 2.4% of the Net Assets of the Fund.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of January 31, 2026 was $1,590 ($ Thousands).
(D)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	425,795	–	425,795
U.S. Treasury Obligations	–	116,698	–	116,698
Repurchase Agreements	–	15,100	–	15,100
Total Investments in Securities	–	557,593	–	557,593
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	762	–	–	762
Unrealized Depreciation	(401)	–	–	(401)
Total Other Financial Instruments	361	–	–	361

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust	27

SCHEDULE OF INVESTMENTS

January 31, 2026

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 94.9%
Agency Mortgage-Backed Obligations — 94.9%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.726%, 06/25/2027(A)	$1,511	$11
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.638%, 04/25/2030(A)	555	31
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.409%, 07/25/2030(A)	679	34
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.763%, 12/25/2030(A)	1,006	30
FHLMC Multifamily Structured Pass-Through Certificates, Ser K1520, Cl X1, IO
0.469%, 02/25/2036(A)	597	20
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.605%, 10/25/2026(A)	1,846	5
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	7	–
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	12	–
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	2	–
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	31	1
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	37	1
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	49	1
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	98	5
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	80	14
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	132
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	157	140
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	137	11
FNMA
8.000%, 03/01/2027 to 09/01/2028	2	2
6.500%, 09/01/2032	11	11
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	2	–
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	82	9
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	4	–
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	26	–
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	$35	$2
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	104	3
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.859%, 04/25/2055(A)	61	3
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	44	8
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	60
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	177	172
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	45
FNMA, Ser 2019-M21, Cl X1, IO
1.453%, 05/25/2029(A)	889	28
FNMA, Ser 2020-M2, Cl X, IO
0.299%, 01/25/2030(A)	721	6
GNMA
8.000%, 05/15/2027 to 03/15/2032	19	19
7.500%, 02/15/2027 to 10/15/2035	17	18
6.500%, 02/15/2027 to 10/15/2038	85	91
6.000%, 04/15/2028 to 11/15/2034	58	60
5.500%, 10/20/2055	719	728
5.000%, 06/15/2033 to 01/20/2045	618	632
4.500%, 08/15/2033	45	45
4.000%, 06/20/2047 to 03/20/2048	157	150
3.875%, 05/15/2042 to 08/15/2042	490	472
3.500%, 03/20/2041 to 02/20/2049	1,182	1,096
3.000%, 11/20/2045 to 12/20/2050	1,119	1,019
2.500%, 09/20/2045 to 02/20/2052	2,053	1,785
2.000%, 08/20/2050	847	706
GNMA TBA
5.000% - 6.000%, 04/15/2037 - 03/15/2056	1,294	1,321
2.000% - 3.000%, 02/01/2045 - 03/15/2056	105	100
GNMA TBA
3.500% - 4.500%, 03/20/2040 - 03/15/2056	359	397
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	198	40
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	164	23
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	19	–
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	170	22
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043(B)	46	42
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	53	2

28	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	$20	$–
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	1	–
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	31	1
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	106	17
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	114	25
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	177	27
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	33	–
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	356	301
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	76	11
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	156	10
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	139	3
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	160	18
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	260	194
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	24	–
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	251	41
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	111	19
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	71	15
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	69
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	191
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	159	101
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	128	24
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	103	15
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	219	10

Total Mortgage-Backed Securities
(Cost $11,517) ($ Thousands)		10,645
Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT(C) — 1.8%
BNP Paribas
3.660%, dated 01/30/2026 to be repurchased on 02/02/2026, repurchase price $200,061 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $125,662, 2.000% - 6.000%, 08/01/2032 – 01/01/2054; with a total market value $204,001)	$200	$200
Total Repurchase Agreement
(Cost $200) ($ Thousands)		200

Total Investments in Securities — 96.7%
(Cost $11,717) ($ Thousands)		$10,845

SEI Daily Income Trust	29

SCHEDULE OF INVESTMENTS

January 31, 2026

GNMA Fund (Concluded)

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 10-Year Treasury Note	4	Mar-2026	$452	$448	$(4)
U.S. Ultra Long Treasury Bond	2	Mar-2026	241	235	(6)
			693	683	(10)
Short Contracts
U.S. 5-Year Treasury Note	(1)	Mar-2026	$(110)	$(109)	$1
U.S. Long Treasury Bond	(2)	Mar-2026	(234)	(230)	4
Ultra 10-Year U.S. Treasury Note	(2)	Mar-2026	(232)	(229)	3
			(576)	(568)	8
			$117	$115	$(2)

Percentages are based on Net Assets of $11,211 ($ Thousands).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Tri-Party Repurchase Agreement.
The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	10,645	–	10,645
Repurchase Agreement	–	200	–	200
Total Investments in Securities	–	10,845	–	10,845

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	8	–	–	8
Unrealized Depreciation	(10)	–	–	(10)
Total Other Financial Instruments	(2)	–	–	(2)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

30	SEI Daily Income Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

January 31, 2026

Portfolio Abbreviations

ABS — Asset-Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

IO — Interest Only — face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

PLC – Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Secured Overnight Financing Rate Index

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield

SEI Daily Income Trust	31

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

January 31, 2026

Government Fund
Assets:
Investments, at value†	$3,915,620
Repurchase agreements†	2,319,000
Cash and cash equivalents	424,785
Cash pledged as collateral on futures contracts	—
Receivable for investment securities sold	54,255
Interest receivable	12,680
Receivable for fund shares sold	—
Tax reclaim receivable	—
Receivable for variation margin	—
Prepaid expenses	145
Total Assets	6,726,485
Liabilities:
Income distribution payable	9,881
Payable for investment securities purchased	4,120
Administration fees payable	633
Investment advisory fees payable	377
Shareholder servicing fees payable	254
Chief Compliance Officer fees payable	16
Distribution fees payable	1
Trustees' fees payable	1
Payable for fund shares redeemed	—
Payable for variation margin	—
Accrued expense payable	415
Total Liabilities	15,698
Net Assets	$6,710,787
† Cost of investments and repurchase agreements	$6,234,620
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$6,710,924
Total Distributable Earnings (Accumulated Losses)	(137)
Net Assets	$6,710,787
Net Asset Value, Offering and Redemption Price
Per Share — Class F	N/A

Net Asset Value, Offering and Redemption Price
Per Share — Institutional Class	$1.00
($4,721,177,000 ÷
4,721,366,679 shares)
Net Asset Value, Offering and Redemption Price
Per Share — Admin Class Shares	$1.00
($10,253,739 ÷
10,246,840 shares)
Net Asset Value, Offering and Redemption Price
Per Share — Class Y	N/A

Net Asset Value, Offering and Redemption Price
Per Share — Wealth Class Shares	$1.00
($1,979,355,820 ÷ 1,979,396,597 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

32	SEI Daily Income Trust

Government II Fund	Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund
$1,187,575	$1,252,931	$193,209	$542,493	$10,645
—	—	700	15,100	200
415	302	550	99	2
—	—	—	—	12
2,050	12,325	2,201	66,991	6,280
2,407	1,966	993	3,002	51
—	—	31	916	—
—	—	24	—	—
—	—	1	124	—
35	28	2	6	—
1,192,482	1,267,552	197,711	628,731	17,190

1,494	1,222	57	340	9
760	59,661	3,674	33,036	5,940
150	146	21	103	—
48	46	17	48	1
—	—	9	72	2
3	3	1	2	—
—	—	—	—	—
—	—	—	—	—
—	—	133	638	2
—	—	—	3	1
92	89	39	57	24
2,547	61,167	3,951	34,299	5,979
$1,189,935	$1,206,385	$193,760	$594,432	$11,211
$1,187,575	$1,252,931	$193,571	$553,498	$11,717

$1,189,876	$1,206,432	$201,247	$617,557	$24,248
59	(47)	(7,487)	(23,125)	(13,037)
$1,189,935	$1,206,385	$193,760	$594,432	$11,211

$1.00	$1.00	$9.38	$10.26	$9.18
($1,189,934,761 ÷	($1,206,384,539 ÷	($131,200,121 ÷	($566,504,635 ÷	($9,859,830 ÷
1,189,972,194 shares)	1,206,615,675 shares)	13,991,349 shares)	55,200,848 shares)	1,073,982 shares)

N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

N/A	N/A	$9.38	$10.26	$9.18
		($62,559,459 ÷	($27,927,005 ÷	($1,351,022 ÷
		6,670,985 shares)	2,721,937 shares)	147,162 shares)

N/A	N/A	N/A	N/A	N/A

SEI Daily Income Trust	33

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended January 31, 2026

	Government Fund	Government II Fund
Investment Income:
Interest income	$265,958	$61,532
Total investment income	265,958	61,532
Expenses:
Administration fees	7,460	2,191
Shareholder servicing fees — Class F	—	3,661
Shareholder servicing fees — Institutional Class	10,794	—
Shareholder servicing fees — Admin Class Shares	26	—
Shareholder servicing fees — Wealth Class Shares	5,017	—
Investment advisory fees	4,436	1,024
Trustees' fees	185	45
Chief Compliance Officer fees	47	10
Printing fees	211	42
Custodian/Wire agent fees	187	41
Registration fees	162	38
Proxy fees	124	29
Pricing fees	38	15
Other expenses	463	88
Total expenses	29,150	7,184
Less, waiver of:
Investment advisory fees	—	(366)
Administration fees	—	(71)
Shareholder servicing fees - Class F	—	(3,661)
Shareholder servicing fees - Institutional Class	(10,794)	—
Shareholder servicing fees - Admin Class Shares	(11)	—
Shareholder servicing fees - Wealth Class Shares	(2,007)	—
Net expenses	16,338	3,086
Net Investment Income	249,620	58,446
Net Realized Gain (Loss) on/from:
Investments	247	100
Futures contracts	—	—
Net Realized Gain (Loss)	$247	$100
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	—	—
Futures contracts	—	—
Net Change in Unrealized Appreciation (Depreciation)	$—	$—
Net Realized Gain (Loss) and Unrealized Appreciation (Depreciation)	$247	$100
Net Increase in Net Assets Resulting from Operations	$249,867	$58,546

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	SEI Daily Income Trust

Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund
$51,895	$9,240	$24,520	$528
51,895	9,240	24,520	528

1,859	394	1,194	27
3,099	337	1,428	31
—	—	—	—
—	—	—	—
—	—	—	—
868	197	573	14
36	6	18	—
10	1	4	—
51	7	20	—
37	6	17	—
21	5	15	—
25	4	12	1
11	114	55	27
79	11	32	2
6,096	1,082	3,368	102

(310)	—	—	—
(106)	(132)	—	(18)
(3,099)	(229)	(570)	—
—	—	—	—
—	—	—	—
—	—	—	—
2,581	721	2,798	84
49,314	8,519	21,722	444

91	(192)	(352)	(267)
—	(53)	(2,202)	12
$91	$(245)	$(2,554)	$(255)

—	762	11,599	816
—	31	(1,307)	(11)
$—	$793	$10,292	$805
$91	$548	$7,738	$550
$49,405	$9,067	$29,460	$994

SEI Daily Income Trust	35

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended January 31,

	Government Fund
	2026	2025
Operations:
Net investment income	$249,620	$386,038
Net realized gain	247	781
Net increase in net assets resulting from operations	249,867	386,819
Distributions:
Class F	N/A	N/A
Institutional Class	(173,060)	(214,817)
Admin Class Shares	(407)	(580)
Wealth Class Shares	(77,425)	(171,047)
Total distributions	(250,892)	(386,444)
Capital Share Transactions (All at $1.00 per share)
Class F:
Proceeds from shares issued	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
Net increase (decrease) from Class F Transactions	N/A	N/A
Institutional Class:
Proceeds from shares issued	43,969,435	46,068,097
Reinvestment of dividends & distributions	47,108	78,806
Cost of shares redeemed	(43,260,638)	(45,992,619)
Net increase from Institutional Class Transactions	755,905	154,284
Admin Class Shares:
Proceeds from shares issued	11,814	18,702
Reinvestment of dividends & distributions	406	580
Cost of shares redeemed	(13,965)	(21,987)
Net decrease from Admin Class Shares Transactions	(1,745)	(2,705)
Wealth Class Shares:
Proceeds from shares issued	1,999,044	20,669,056
Reinvestment of dividends & distributions	73,281	169,579
Cost of shares redeemed	(2,125,314)	(23,319,687)
Net decrease from Wealth Class Shares Transactions	(52,989)	(2,481,052)
Net increase (decrease) in net assets from capital shares transactions	701,171	(2,329,473)
Net increase (decrease) in net assets	700,146	(2,329,098)
Net Assets:
Beginning of year	6,010,641	8,339,739
End of year	$6,710,787	$6,010,641

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust

Government II Fund		Treasury II Fund
2026	2025	2026	2025
$58,446	$69,527	$49,314	$26,657
100	138	91	56
58,546	69,665	49,405	26,713

(58,630)	(69,494)	(49,484)	(26,660)
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(58,630)	(69,494)	(49,484)	(26,660)

14,675,282	8,108,173	2,825,892	1,748,895
38,137	37,758	32,301	16,731
(15,203,620)	(8,907,500)	(2,588,326)	(1,339,802)
(490,201)	(761,569)	269,867	425,824

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(490,201)	(761,569)	269,867	425,824
(490,285)	(761,398)	269,788	425,877

1,680,220	2,441,618	936,597	510,720
$1,189,935	$1,680,220	$1,206,385	$936,597

SEI Daily Income Trust	37

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended January 31,

	Ultra Short Duration Bond Fund
	2026	2025
Operations:
Net investment income	$8,519	$9,922
Net realized (loss)	(245)	(473)
Net change in unrealized appreciation	793	1,460
Net increase (decrease) in net assets resulting from operations	9,067	10,909
Distributions:
Class F	(5,636)	(6,887)
Class Y	(2,663)	(2,778)
Total distributions	(8,299)	(9,665)
Capital share transactions:
Class F:
Proceeds from shares issued	26,947	24,864
Reinvestment of dividends & distributions	4,913	6,030
Cost of shares redeemed	(40,191)	(68,017)
Net increase (decrease) from Class F transactions	(8,331)	(37,123)
Class Y:
Proceeds from shares issued	5,326	2,457
Reinvestment of dividends & distributions	2,648	2,761
Cost of shares redeemed	(5,504)	(5,687)
Net increase (decrease) from Class Y transactions	2,470	(469)
Net Increase (decrease) in net assets from capital share transactions	(5,861)	(37,592)
Net increase (decrease) in net assets	(5,093)	(36,348)
Net Assets:
Beginning of year	198,853	235,201
End of year	$193,760	$198,853
Capital Share Transactions:
Class F
Shares issued	2,880	2,671
Reinvestment of distributions	524	648
Shares redeemed	(4,295)	(7,316)
Net increase (decrease) in shares outstanding from Class F Share transactions	(891)	(3,997)
Class Y
Shares issued	569	264
Reinvestment of distributions	283	296
Shares redeemed	(588)	(611)
Net increase (decrease) in shares outstanding from Class Y Share transactions	264	(51)
Total increase (decrease) in shares outstanding from share transactions	(627)	(4,048)

The accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust

Short-Duration Government Fund		GNMA Fund
2026	2025	2026	2025
$21,722	$23,819	$444	$575
(2,554)	(566)	(255)	(3,377)
10,292	7,011	805	2,700
29,460	30,264	994	(102)

(18,835)	(20,663)	(416)	(542)
(889)	(896)	(51)	(44)
(19,724)	(21,559)	(467)	(586)

94,879	221,332	2,130	1,109
14,833	16,186	350	479
(138,039)	(184,317)	(7,542)	(30,340)
(28,327)	53,201	(5,062)	(28,752)

8,062	4,317	66	102
790	842	49	42
(5,601)	(6,366)	(130)	(132)
3,251	(1,207)	(15)	12
(25,076)	51,994	(5,077)	(28,740)
(15,340)	60,699	(4,550)	(29,428)

609,772	549,073	15,761	45,189
$594,432	$609,772	$11,211	$15,761

9,302	22,237	234	125
1,453	1,617	39	54
(13,544)	(18,428)	(828)	(3,436)
(2,789)	5,426	(555)	(3,257)

792	434	7	12
77	84	5	5
(550)	(637)	(14)	(15)
319	(119)	(2)	2
(2,470)	5,307	(557)	(3,255)

SEI Daily Income Trust	39

FINANCIAL HIGHLIGHTS

For the years or period ended January 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year/ Period	Net Investment Income*		Net Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains		Total Dividends and Distributions	Net Asset Value, End of Year/ Period	Total Return†	Net Assets End of Year/ Period ($ Thousands)	Ratio of Expenses to Average Net Assets(1)		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
Institutional Class
2026	$1.00	$0.04		$—	$0.04	$(0.04)	$—	(2)	$(0.04)	$1.00	4.08%	$4,721,177	0.21	%(3)	0.46%	3.99%
2025	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.96	3,965,982	0.20		0.23	4.85
2024	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.92	3,811,460	0.20		0.20	4.81
2023(4)	1.00	0.02		—	0.02	(0.02)	—	(2)	(0.02)	1.00	1.69	3,733,579	0.19		0.45	1.51
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.01	9,215,975	0.06		0.44	0.01
Admin Class Shares
2026(5)	$1.00	$0.04		$—	$0.04	$(0.04)	$—	(2)	$(0.04)	$1.00	3.93%	$10,254	0.36	%(6)	0.46%	3.85%
2025	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.81	12,000	0.35		0.46	4.70
2024	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.81	14,705	0.29		0.45	4.69
2023	1.00	0.02		—	0.02	(0.02)	—	(2)	(0.02)	1.00	1.69	21,037	0.19		0.45	1.85
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.01	14,851	0.06		0.44	0.01
Wealth Class Shares
2026(7)	$1.00	$0.04		$—	$0.04	$(0.04)	$—	(2)	$(0.04)	$1.00	3.93%	$1,979,356	0.36	%(6)	0.46%	3.84%
2025	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.80	2,032,659	0.35		0.46	4.77
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	4.76	4,513,574	0.35		0.45	4.67
2023(8)	1.00	—	(2)	—	—	— (2)	—		— (2)	1.00	0.14	5,188,157	0.35		0.44	3.74
Government II Fund
Class F
2026	$1.00	$0.04		$—	$0.04	$(0.04)	$—	(2)	$(0.04)	$1.00	4.07%	$1,189,935	0.21	%(3)	0.49%	3.99%
2025	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	4.98	1,680,220	0.20		0.50	4.83
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	5.04	2,441,618	0.20		0.49	4.95
2023	1.00	0.02		—	0.02	(0.02)	—	(2)	(0.02)	1.00	1.72	1,790,974	0.19		0.48	1.57
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.01	2,606,717	0.05		0.48	0.01
Treasury II Fund
Class F
2026	$1.00	$0.04		$—	$0.04	$(0.04)	$—	(2)	$(0.04)	$1.00	4.06%	$1,206,385	0.21	%(3)	0.49%	3.98%
2025	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	5.01	936,597	0.20		0.50	4.81
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	5.01	510,720	0.20		0.50	4.91
2023	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.69	494,060	0.19		0.49	1.75
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.02	430,208	0.06		0.49	0.00

*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	During the year ended January 31, 2022, the Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Funds in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers been excluded the ratio would have been at the expense ratio cap figure. See Note 4 for expense limitation figures.

(2)	Amount represents less than $0.005 per share.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

(4)	On January 17, 2023, Class F Shares of the Government Fund were renamed Institutional Class Shares.

(5)	On May 31, 2025, Class CAA Shares of the Government Fund were renamed Admin Class Shares.

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

(7)	On May 31, 2025, Sweep Class Shares of the Government Fund were renamed Wealth Class Shares.

(8)	Commenced operations on January 17, 2023. All ratios for the period have been annualized.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust

FINANCIAL HIGHLIGHTS

For the years ended January 31,

For a share outstanding throughout each year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class F
2026	$9.34	$0.40	$0.03	$0.43	$(0.39)	$(0.39)	$9.38	4.71%	$131,201	0.39	%(1)	0.63%	4.30%	78%
2025	9.28	0.44	0.05	0.49	(0.43)	(0.43)	9.34	5.36	139,006	0.39	(1)	0.63	4.70	60
2024	9.16	0.37	0.12	0.49	(0.37)	(0.37)	9.28	5.50	175,252	0.38		0.63	4.05	75
2023	9.30	0.14	(0.13)	0.01	(0.15)	(0.15)	9.16	0.09	218,987	0.38		0.62	1.49	52
2022	9.38	0.05	(0.07)	(0.02)	(0.06)	(0.06)	9.30	(0.23)	285,651	0.38		0.61	0.53	70
Class Y
2026	$9.34	$0.41	$0.03	$0.44	$(0.40)	$(0.40)	$9.38	4.79%	$62,559	0.31	%(2)	0.38%	4.38%	78%
2025	9.28	0.45	0.04	0.49	(0.43)	(0.43)	9.34	5.44	59,847	0.31	(2)	0.38	4.79	60
2024	9.16	0.38	0.12	0.50	(0.38)	(0.38)	9.28	5.58	59,949	0.30		0.38	4.16	75
2023	9.30	0.15	(0.14)	0.01	(0.15)	(0.15)	9.16	0.18	60,508	0.30		0.37	1.60	52
2022	9.38	0.06	(0.07)	(0.01)	(0.07)	(0.07)	9.30	(0.15)	65,281	0.30		0.36	0.61	70
Short-Duration Government Fund
Class F
2026	$10.10	$0.37	$0.13	$0.50	$(0.34)	$(0.34)	$10.26	4.98%	$566,505	0.48%		0.58%	3.63%	43%
2025	9.97	0.37	0.10	0.47	(0.34)	(0.34)	10.10	4.77	585,518	0.48		0.58	3.73	99
2024	9.88	0.29	0.08	0.37	(0.28)	(0.28)	9.97	3.78	523,940	0.48		0.58	2.99	178
2023	10.29	0.11	(0.39)	(0.28)	(0.13)	(0.13)	9.88	(2.74)	613,217	0.48		0.56	1.06	139
2022	10.56	0.03	(0.22)	(0.19)	(0.08)	(0.08)	10.29	(1.83)	687,332	0.48		0.56	0.25	132
Class Y
2026	$10.09	$0.39	$0.13	$0.52	$(0.35)	$(0.35)	$10.26	5.24%	$27,927	0.33%		0.33%	3.78%	43%
2025	9.96	0.39	0.09	0.48	(0.35)	(0.35)	10.09	4.94	24,254	0.33		0.33	3.89	99
2024	9.88	0.31	0.06	0.37	(0.29)	(0.29)	9.96	3.85	25,133	0.33		0.33	3.14	178
2023	10.29	0.12	(0.39)	(0.27)	(0.14)	(0.14)	9.88	(2.58)	31,416	0.31		0.31	1.22	139
2022	10.56	0.04	(0.21)	(0.17)	(0.10)	(0.10)	10.29	(1.67)	37,581	0.31		0.31	0.42	132
GNMA Fund
Class F
2026	$8.87	$0.29	$0.34	$0.63	$(0.32)	$(0.32)	$9.18	7.21%	$9,860	0.64	%(3)	0.77%	3.24%	28%
2025	8.98	0.28	(0.11)	0.17	(0.28)	(0.28)	8.87	1.96	14,442	0.64	(4)	0.73	3.10	246
2024	9.10	0.24	(0.11)	0.13	(0.25)	(0.25)	8.98	1.51	43,865	0.63		0.65	2.76	145
2023	10.05	0.18	(0.91)	(0.73)	(0.22)	(0.22)	9.10	(7.23)	47,503	0.63		0.64	1.92	235
2022	10.55	0.05	(0.36)	(0.31)	(0.19)	(0.19)	10.05	(2.97)	71,216	0.62		0.62	0.46	405
Class Y
2026	$8.87	$0.32	$0.33	$0.65	$(0.34)	$(0.34)	$9.18	7.48%	$1,351	0.41	%(1)	0.54%	3.48%	28%
2025	8.98	0.30	(0.11)	0.19	(0.30)	(0.30)	8.87	2.21	1,319	0.39	(5)	0.49	3.37	246
2024	9.10	0.27	(0.12)	0.15	(0.27)	(0.27)	8.98	1.76	1,324	0.38		0.40	3.01	145
2023	10.05	0.20	(0.90)	(0.70)	(0.25)	(0.25)	9.10	(6.99)	650	0.38		0.39	2.16	235
2022	10.55	0.08	(0.36)	(0.28)	(0.22)	(0.22)	10.05	(2.71)	2,061	0.37		0.37	0.72	405

*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.62%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.37%.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust	41

NOTES TO FINANCIAL STATEMENTS

January 31, 2026

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with six operational Funds: the Government, Government II, and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government and GNMA (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Admin Class Shares of the Government Fund; Institutional Class Shares of the Government Fund; Class F Shares of the Government II, Treasury II, Ultra Short Duration Bond, Short-Duration Government and GNMA Funds; Class Y Shares of the Fixed Income Funds and Wealth Class Shares of the Government Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

On May 31, 2025, Class CAA Shares of the Government Fund were renamed Admin Class Shares and Sweep Class Shares of the Government Fund were renamed Wealth Class Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation

Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”).

Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Money Market Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on an exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Committee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The Procedures provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

42	SEI Daily Income Trust

Securities for which market prices are not “readily available” are valued in accordance with Rule 2a-5 and the Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below).

When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. As of January 31, 2026, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

SEI Daily Income Trust	43

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2026

For the year ended January 31, 2026, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of January 31, 2026, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the year ended January 31, 2026. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are “marked-to-market” daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of January 31, 2026, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

44	SEI Daily Income Trust

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the Counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between the Funds and a counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty. See Note 3 for further details. There were no outstanding swap agreements as of January 31, 2026.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of January 31, 2026.

SEI Daily Income Trust	45

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2026

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities;

however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At January 31, 2026, the Funds did not own any restricted securities except for those designated as 144A on the schedules of investments.

Classes — Class-specific expenses are borne by that class of shares. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

46	SEI Daily Income Trust

3. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities as of January 31, 2026 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Ultra Short Duration Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$28	*	Unrealized depreciation on futures contracts	$3	*
Total derivatives not accounted for as hedging instruments		$28			$3

Short-Duration Government Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$762	*	Unrealized depreciation on futures contracts	$401	*
Total derivatives not accounted for as hedging instruments		$762			$401

GNMA Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$8	*	Unrealized depreciation on futures contracts	$10	*
Total derivatives not accounted for as hedging instruments		$8			$10

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended January 31, 2026.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Ultra Short Duration Bond Fund
Interest rate contracts	—	—	(53)	—	—	(53)
Total	$—	$—	$(53)	$—	$—	$(53)

Short-Duration Government Fund
Interest rate contracts	—	—	(2,202)	—	—	(2,202)
Total	$—	$—	$(2,202)	$—	$—	$(2,202)

GNMA Fund
Interest rate contracts	—	—	12	—	—	12
Total	$—	$—	$12	$—	$—	$12

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Ultra Short Duration Bond Fund
Interest rate contracts	—	—	31	—	—	31
Total	$—	$—	$31	$—	$–	$31

Short-Duration Government Fund
Interest rate contracts	—	—	(1,307)	—	—	(1,307)
Total	$—	$—	$(1,307)	$—	$–	$(1,307)

SEI Daily Income Trust	47

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2026

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
GNMA Fund
Interest rate contracts	—	—	(11)	—	—	(11)
Total	$—	$—	$(11)	$—	$–	$(11)

The following table discloses the average quarterly balances of the Funds' derivative activity during the year ended January 31, 2026 ($ Thousands):

	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund
Futures Contracts:
Average Notional Balance Long	$3,827	$207,042	$649
Average Notional Balance Short	(1,892)	(91,011)	(713)

The Funds are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

48	SEI Daily Income Trust

4. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”). In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder services may receive compensation thereof.

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Administrator and its affiliates have contractually agreed to waive fees or reimburse expenses for the Class F Shares of the Government II Fund and the Treasury II Fund until May 31, 2026, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees’ fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by a fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, and Distributor and the expense limitations for each fund:

	Advisory Fees		Shareholder Servicing Fees	Expense Limitations
Government Fund
Institutional Class	0.07%		0.25%	0.20	%(1)
Admin Class	0.07%		0.25%	0.35	%(1)
Wealth Class	0.07%		0.25%	0.35	%(1)
Government II Fund
Class F	0.07%		0.25%	0.20	%(2)
Treasury II Fund
Class F	0.07%		0.25%	0.20	%(2)
Ultra Short Duration Bond Fund
Class F	0.10	%(3)	0.25%	0.38	%(1)
Class Y	0.10	%(3)	—%	0.30	%(1)
Short-Duration Government Fund
Class F	0.10	%(4)	0.25%	0.48	%(1)
Class Y	0.10	%(4)	—%	0.33	%(1)

SEI Daily Income Trust	49

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2026

	Advisory Fees		Shareholder Servicing Fees	Expense Limitations
GNMA Fund
Class F	0.10	%(4)	0.25%	0.63	%(1)
Class Y	0.10	%(4)	—%	0.38	%(1)

(1)	Represents a voluntary cap that may be discontinued at any time.

(2)	Represents a contractual cap effective through May 31, 2026, to be changed only by board approval.

(3)	The Adviser receives an annual fee equal to 0.10% on the first $500 million of net assets, 0.075% of net assets between $500 million and $1 billion and 0.05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.

(4)	The Adviser receives an annual fee equal to 0.10% on the first $500 million of net assets, 0.075% of net assets between $500 million and $1 billion and 0.05% on the net assets in excess of $1 billion for the Short-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

The following is a summary of annual fees payable to the Administrator:

	Administration Fees
	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Government Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Government II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Treasury II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Ultra Short Duration Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short-Duration Government Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
GNMA Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class F of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BlackRock Advisors, LLC as sub-adviser to the Money Market Funds, MetLife Investment Management, LLC serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company LLP serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Adviser. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an inter-fund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Inter-fund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended January 31, 2026, the Trust has not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and TBAs, for the year ended January 31, 2026, were as follows for the Fixed Income Funds:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund
Purchases	$34,503	$98,721	$133,224

50	SEI Daily Income Trust

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Sales	21,497	104,093	125,590
Short-Duration Government Fund
Purchases	247,599	—	247,599
Sales	274,095	—	274,095
GNMA Fund
Purchases	3,626	—	3,626
Sales	7,048	—	7,048

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to paydown gain/ loss reclassification. There is no permanent difference in the current year that would require a charge or credit to distributable earnings or Paid-in Capital accounts.

The tax character of dividends and distributions paid during the fiscal years ended January 31, 2026 or January 31, 2025 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Government Fund
	2026	$250,867	$25	$250,892
	2025	386,444	—	386,444
Government II Fund
	2026	58,630	—	58,630
	2025	69,494	—	69,494
Treasury II Fund
	2026	49,484	—	49,484
	2025	26,660	—	26,660
Ultra Short Duration Bond Fund
	2026	8,299	—	8,299
	2025	9,665	—	9,665
Short-Duration Government Fund
	2026	19,724	—	19,724
	2025	21,559	—	21,559
GNMA Fund
	2026	467	—	467
	2025	586	—	586

As of January 31, 2026, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Government Fund	$18,553	$24	$—	$—	$—	$—	$(18,714)	$(137)
Government II Fund	3,797	—	—	—	—	—	(3,738)	59
Treasury II Fund	3,617	—	—	—	—	—	(3,664)	(47)
Ultra Short Duration Bond Fund	655	—	(7,775)	—	—	338	(705)	(7,487)
Short-Duration Government Fund	2,230	—	(27,571)	—	—	4,086	(1,870)	(23,125)
GNMA Fund	42	—	(12,155)	—	—	(872)	(52)	(13,037)

The other temporary differences in the current year are primarily attributable to Treasury straddle loss deferral and dividends payable.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2026, the Ultra Short Duration Bond Fund utilized $12,487 of capital loss carryforwards to offset capital gains.

At January 31, 2026, the following Funds had capital loss carryforwards to offset future realized capital gains:

SEI Daily Income Trust	51

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2026

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Ultra Short Duration Bond Fund	$449	$7,326	$7,775
Short-Duration Government Fund	6,835	20,736	27,571
GNMA Fund	5,588	6,567	12,155

During the fiscal year ended January 31, 2026, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2026, and net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fixed Income Funds at January 31, 2026, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$193,571	$730	$(392)	$338
Short-Duration Government Fund	553,507	11,127	(7,041)	4,086
GNMA Fund	11,717	292	(1,164)	(872)

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2026, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for all open tax years for which the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds did not pay any federal or state and local income taxes. Certain Funds may have paid income taxes in foreign jurisdictions for the year ended January 31, 2026. Taxes paid to specific jurisdictions, if applicable, represent less than 5% of income taxes paid (net of refunds received).

7. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a fund. Please review each Fund’s prospectus for additional disclosures regarding principal risks associated with investing in a fund.

Asset-Backed Securities Risk — The Ultra Short Duration Bond Fund is subject to asset-backed securities risk, whereas payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Commercial Paper Risk — The Ultra Short Duration Bond Fund is subject to commercial paper risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Risk — The Ultra Short Duration Bond Fund is subject to corporate fixed income risk. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The Funds are all subject to the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fixed Income Funds’ use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fixed Income Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

52	SEI Daily Income Trust

Duration Risk — The longer-term securities in which the Fixed Income Funds may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk — The Funds are subject to the risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Issuer Risk — The Ultra Short Duration Bond Fund is subject to the risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The Money Market Funds’ are subject to the risk that the Fund’s yield will decline due to changing interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, whereas a fall in interest rates typically results in the Fund having to invest available cash in instruments with lower interest rates than those of the current portfolio securities. During periods when interest rates are low, the Fund’s yield will also be low and the Fund may not generate enough income to pay its expenses or pay a daily dividend. This could impair the Fund’s ability to provide a positive yield and maintain a stable $1.00 share price. Fluctuations in interest rates may also have unpredictable effects on the markets and may affect the liquidity of the fixed-income securities held by the Fund.

The Fixed Income Funds’ are subject to the risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. Generally, the value of fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Style Risk — The Fixed Income Funds are subject to the risk that a Funds’ investments in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage Risk — The Fixed Income Funds’ use of derivatives or investments in repurchase agreements may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The Funds are subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market.

SEI Daily Income Trust	53

NOTES TO FINANCIAL STATEMENTS (Concluded)

January 31, 2026

Mortgage-Backed Securities Risk — The Fixed Income Funds are subject to mortgage-backed securities risk. Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectations. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by a fund.

Opportunity Risk — The Funds are subject to the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to their investment strategies, the Short-Duration Government Fund and GNMA Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Funds’ performance.

Prepayment Risk — The Fixed Income Funds are subject to the risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Funds to invest the proceeds at generally lower interest rates.

Redemption Risk — The Money Market Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds’ ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

Repurchase Agreement Risk — The Funds are subject to repurchase agreement risk. Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Funds whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

U.S. Government Securities Risk — The Funds are subject to U.S. Government securities risk. Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of January 31, 2026, SPTC held of record the following:

Government Fund, Institutional Class	56%
Government Fund, Admin Class	100%
Government Fund, Wealth Class	99%
Government II Fund	100%
Treasury II Fund	100%
Ultra Short Duration Bond Fund, Cl F	96%
Ultra Short Duration Bond Fund, Cl Y	94%
Short-Duration Government Fund, Cl F	97%
Short-Duration Government Fund, Cl Y	40%
GNMA Fund, Cl F	86%
GNMA Fund, Cl Y	99%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

54	SEI Daily Income Trust

9. SEGMENT REPORTING

The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

10. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Daily Income Trust	55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Daily Income Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Daily Income Trust, comprised of the Government Fund, Government II Fund, Treasury II Fund, Ultra Short Duration Bond Fund, Short-Duration Government Fund, and GNMA Fund (collectively, the Funds), including the schedules of investments, as of January 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of January 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian, brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

March 27, 2026

56	SEI Daily Income Trust

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a January 31, 2026 taxable year end, this notice is for information purposes only. For shareholders with a January 31, 2026, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended January 31, 2026, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Total Distributions (Tax Basis)	U.S. Government Interest (1)	Interest Related Dividends (2)	Short-Term Capital Gains Dividends (3)
Government Fund*	0.01%	99.99%	100.00%	57.65%	95.28%	100.00%
Government II Fund	0.00%	100.00%	100.00%	95.70%	99.86%	100.00%
Treasury II Fund	0.00%	100.00%	100.00%	100.00%	99.83%	100.00%
Ultra Short Duration Bond Fund*	0.00%	100.00%	100.00%	12.78%	93.28%	0.00%
Short-Duration Government Fund*	0.00%	100.00%	100.00%	22.26%	100.00%	0.00%
GNMA Fund*	0.00%	100.00%	100.00%	0.38%	100.00%	0.00%

Items (A), (B), (C) are based on the percentage of the Fund’s total distribution.

(1)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(2)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(3)	The percentage in this column represents the amount of “Short-Term Capital Gains Dividends” and is reflected as a percentage of short- term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

*	Shareholders who are residents of California, Connecticut and New York, these funds have not met the statutory threshold requirements to permit exemption of these amounts from state income tax.

Please consult your tax adviser for proper treatment of this information.

SEI Daily Income Trust	57

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Renewal of Investment Advisory Contract.

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

58	SEI Daily Income Trust

At the April 1-3, 2025 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, each Sub-Advisory Agreement was renewed at meetings of the Board held during the course of the Trust’s fiscal year on April 1-3, 2025 and September 15-17, 2025. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, as well as SIMC’s and its affiliates’ contractual waiver of certain other fees with respect to the Government II and Treasury II Funds to prevent total Fund operating expenses from exceeding a specified cap, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

SEI Daily Income Trust	59

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (Concluded)

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

60	SEI Daily Income Trust

SEI Daily Income Trust / Annual Financials and Other Information / January 31, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-022 (1/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)
Date: April 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)
Date: April 2, 2026

By:	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO
(Principal Financial Officer)
Date: April 2, 2026